1933 Act File No. 33-11410
                                                      1940 Act File No. 811-4533

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.                           .._____

    Post-Effective Amendment No.   22                      .__X__

                                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   __X__

    Amendment No.  21                                      .__X__

                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b).
 X  on NOVEMBER 30, 1998, pursuant to paragraph (b).
    60 days after filing pursuant to paragraph (a)(i).
    on _________________, pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________, pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:    Matthew G. Maloney, Esquire
              Dickstein Shapiro  Morin & Oshinsky, LLP
              2101 L Street, N.W.
              Washington, D.C.  20037

                              CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement of FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., which is comprised of four classes of shares, (1) Class A Shares; (2) Class B Shares; (3) Class C Shares; and (4) Class F Shares, is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (RULE 404(C) CROSS REFERENCE)

Item 1.     Cover Page....................(1-4) Cover Page.
Item 2.     Synopsis......................(1-4) Summary of Fund Expenses.
Item 3.     Condensed Financial
             Information..................(1-4) Financial Highlights;
                                          (1-4) Performance Information.
Item 4.     General Description of
             Registrant...................(1-4) General Information; (1-4) Year
                                          2000 Statement; (1-4) Investment
                                          Information; (1-4) Investment
                                          Objective; (1-4) Investment Policies;
                                          (1-4) Investment Risks; (1-4) High
                                          Yield Securities; (1-4) Reducing Risks
                                          of Lower Rated Securities;(1-4)
                                          Investment Limitations.
Item 5. Management of the Fund (1-4) Fund Information; (1-4) Management of the Fund; (1-3) Distribution of Shares;
                                          (4) Distribution of Class F Shares;
                                          (1-4) Distribution Plan and
                                          Shareholder Services; (1-4)
                                          Supplemental Payments to Financial
                                          Institutions; (1-4) Administration of
                                          the Fund; (1-4) Administrative
                                          Services.
Item 6.     Capital Stock and Other
             Securities...................(1-4) General Information;
                                          (1-4) Calling the Fund;
                                          (1-4) Account and Share Information;
                                          (1-4) Dividends and Distributions;
                                          (1-4) Shareholder Information;
                                          (1-4) Tax Information; (1-4) Federal
                                          Income Tax; (1-4) State and Local
                                          Taxes.
Item 7.     Purchase of Securities Being
             Offered......................(1-4) Net Asset Value; (1-4) Investing
                                          in the Fund; (1-4) Purchasing Shares;
                                          (1-4) Purchasing Shares Through a
                                          Financial Intermediary; (1-4)
                                          Purchasing Shares by Wire; (1-4)
                                          Purchasing Shares by Check; (1-4)
                                          Systematic Investment Program; (4)
                                          Eliminating the Sales Charge; (1)
                                          Class A Shares; (2) Class B Shares;
                                          (3) Class C Shares; (1-4) Account and
                                          Share Information; (1-4) Confirmations
                                          and Account Statements.

Item 8. Redemption or Repurchase (1-4) Redeeming and Exchanging Shares; (1-4) Redeeming or Exchanging Shares Through a Financial Intermediary; (1-4) Redeeming or Exchanging Shares by Telephone; (1-4) Redeeming or
                                          Exchanging Shares by Mail; (1-4)
                                          Requirements for Redemption; (1-4)
                                          Requirements for Exchange; (1-4)
                                          Systematic Withdrawal Program; (1-3)
                                          Systematic Withdrawal Program ("SWP")
                                          on Class B Shares; (1-4) Contingent
                                          Deferred Sales Charge; (1-4) Account
                                          and Share Information;(1-4) Accounts
                                          With Low Balances.
Item 9.     Pending Legal Proceedings.....None.

PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-4) Cover Page.
Item 11.    Table of Contents.............(1-4) Table of Contents.
Item 12.    General Information and
             History......................(1-4) General Information About the
                                          Fund; (1-4) About Federated
                                          Investors, Inc.
Item 13.    Investment Objectives and
             Policies.....................(1-4) Investment Objective and
                                          Policies; (1-4) Investment
                                          Limitations.
Item 14.    Management of the Fund        (1-4) Federated Municipal
                                          Opportunities Fund, Inc. Management;
                                          (1-4) Directors' Compensation.
Item 15.    Control Persons and Principal
             Holders of Securities        (1-4) Fund Ownership.
Item 16.    Investment Advisory and
             Other Services...............(1-4) Investment Advisory Services;
                                          (1-4) Other Services.
Item 17.    Brokerage Allocation..........(1-4) Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities                   Not applicable.
Item 19.    Purchase, Redemption and
             Pricing of Securities
             Being Offered................(1-4) Purchasing Shares;
                                          (1-4) Determining Net Asset Value;
                                          (1-4) Redeeming Shares.
Item 20.    Tax Status....................(1-4) Tax Status.
Item 21.    Underwriters..................(1-4) Distribution Plan and
                                          Shareholder Services.
Item 22.    Calculation of Performance
             Data.........................(1-4) Total Return; (1-4) Yield;
                                          (1-4) Tax-Equivalent (1-4) Yield;
                                          (1-4) Performance Comparisons.
Item 23.    Financial Statements..........(1-4) Financial Statements (Financial
                                          Statements are incorporated by
                                          reference to the Annual Report
                                          of the Registrant, dated August 31,
                                          1998)(File Nos. 33-11410 and
                                          811-4533).











Federated Municipal Opportunities Fund, Inc.







Class A Shares, Class B Shares, Class C Shares



PROSPECTUS







The shares of Federated Municipal Opportunities Fund, Inc. (the "Fund")

represent interests in a diversified, open-end, management investment company (a mutual fund) that seeks a high level of current income exempt from the federal regular income tax by investing primarily in a professionally managed, diversified portfolio of municipal bonds.







THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



This prospectus contains the information you should read and know before you invest in Class A Shares, Class B Shares, and Class C Shares of the Fund.

Keep this prospectus for future reference.



THE FUND MAY INVEST PRIMARILY IN LOWER RATED MUNICIPAL BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED MUNICIPAL SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND.



The Fund's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers.







The Fund has also filed a Statement of Additional Information for Class A

Shares, Class B Shares, Class C Shares, and Class F Shares dated November 30,

1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of

Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-

7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site

(http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







Prospectus dated November 30, 1998



TABLE OF CONTENTS







Summary of Fund Expenses  1



Financial Highlights--Class A Shares  2



Financial Highlights--Class B Shares  3



Financial Highlights--Class C Shares  4



General Information  5



Calling the Fund  5



Year 2000 Statement  5



Investment Information  5



Investment Objective  5



Investment Policies  5



Investment Risks  7



High Yield Securities  8



Reducing Risks of Lower Rated Securities  8


Investment Limitations  9



Net Asset Value  9



Investing in the Fund  9



Purchasing Shares  10



Purchasing Shares Through a Financial Intermediary   10



Purchasing Shares by Wire  10



Purchasing Shares by Check  10



Systematic Investment Program  11



Class A Shares  11



Class B Shares  12



Class C Shares  12



Redeeming and Exchanging Shares  12



Redeeming or Exchanging Shares Through a

Financial Intermediary  12



Redeeming or Exchanging Shares by Telephone  12



Redeeming or Exchanging Shares by Mail  12



Requirements for Redemption  13



Requirements for Exchange  13



Systematic Withdrawal Program  13



Systematic Withdrawal Program on

Class B Shares  13



Contingent Deferred Sales Charge  13



Account and Share Information  14



Confirmations and Account Statements  14



Dividends and Distributions  14



Accounts with Low Balances  14



Fund Information  14



Management of the Fund  14



Distribution of Shares  15



Distribution Plan and Shareholder Services  15



Supplemental Payments to Financial Institutions  16



Administration of the Fund  16



Administrative Services  16



Shareholder Information  16



Tax Information  16



Federal Income Tax  16



State and Local Taxes  17



Performance Information  17



Other Classes of Shares  17



Appendix  18







SUMMARY OF FUND EXPENSES







                              SHAREHOLDER TRANSACTION EXPENSES

                                                                 CLASS A     CLASS B        CLASS C


Maximum Sales Load Imposed On Purchases (as a percentage

 of offering price)                                                 4.50%       None           None

Maximum Sales Load Imposed On Reinvested Dividends (as a

 percentage of offering price)                                      None        None           None

Contingent Deferred Sales Charge (as a percentage of original

 purchase price or redemption proceeds, as applicable)              0.00%(1)    5.50%(3)       1.00%(5)

Redemption Fees (as a percentage of amount redeemed, if applicable) None        None           None

Exchange Fee                                                        None        None           None

                            ANNUAL FUND OPERATING EXPENSES

                        (As a percentage of average net assets)


Management Fee (after waiver, if applicable)                        0.60%       0.60%          0.60%

12b-1 Fees(2)                                                       0.00%       0.75%          0.75%

Other Expenses (after waivers, if applicable)                       0.48%       0.48%          0.48%

  Shareholder Servicing Agent Fee                             0.25%       0.25%          0.25%

Total Fund Operating Expenses (after waivers, if applicable)        1.08%       1.83%(4)       1.83%






(1) Shareholders who purchased $1 million or more of Class A Shares through a financial intermediary on or after August 3, 1998, may be charged a contingent deferred sales charge of 0.75% for redemptions made within 24 months of purchase if the financial intermediary received an advance commission.

(2) The Class A Shares have no present intention of paying or accruing the

12b-1 fee during the fiscal year ending August 31, 1999. If the Fund was paying or accruing the 12b-1 fee, the Fund would be able to pay up to 0.25%

of its average daily net assets for the 12b-1 fee. See "Fund Information."

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National

Association of Securities Dealers, Inc.

(3) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Investing in the

Fund" and "Contingent Deferred Sales Charge.")

(4) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. (See "Conversion of

Class B Shares.")

(5) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within one year of their purchase date.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in the Fund" and "Fund Information." Wire-

transferred redemptions of less than $5,000 may be subject to additional fees.





                                                                      CLASS B SHARES           CLASS C SHARES

                                                   CLASS A   CLASS B   (ASSUMING NO   CLASS C  (ASSUMING NO

EXAMPLE                                             SHARES    SHARES    REDEMPTION)    SHARES   REDEMPTION)

You would pay the following expenses on a

$1,000 investment assuming (1) 5% annual

return; (2) redemption at the end of each time

period; and (3) payment of the maximum sales load.


1 Year                                               $56        $75         $19         $29         $19

3 Years                                              $78       $101         $58         $58         $58

5 Years                                             $102       $122         $99         $99         $99

10 Years                                            $171       $194        $194        $215        $215






     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.







FINANCIAL HIGHLIGHTS--CLASS A SHARES



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)







The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 9, 1998, on the Fund's financial statements for the year ended August 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report dated August 31, 1998, which is incorporated by reference. This table should be read in conjuction with the Fund's financial statements and notes thereto,

which may be obtained from the Fund.





                                                             YEAR ENDED AUGUST 31,

                                                           1998      1997     1996(A)


NET ASSET VALUE, BEGINNING OF PERIOD                       $10.67    $10.33   $10.42

INCOME FROM INVESTMENT OPERATIONS

Net investment income                                        0.54      0.58     0.08

Net realized and unrealized gain (loss) on investments       0.39      0.33    (0.12)

Total from investment operations                             0.93      0.91    (0.04)

LESS DISTRIBUTIONS

Distributions from net investment income                    (0.56)    (0.57)   (0.05)

NET ASSET VALUE, END OF PERIOD                             $11.04    $10.67   $10.33

TOTAL RETURN(B)                                              8.91%     9.07%   (0.36%)

RATIOS TO AVERAGE NET ASSETS

Expenses                                                     1.08%     1.09%    0.84%*

Net investment income                                        4.98%     5.29%    6.15%*

SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $112,179   $94,941     $296

Portfolio turnover                                             41%       20%      22%




* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED AUGUST 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.





FINANCIAL HIGHLIGHTS--CLASS B SHARES



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)







The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 9, 1998, on the Fund's financial statements for the year ended August 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report dated August 31, 1998, which is incorporated by reference. This table should be read in conjuction with the Fund's financial statements and notes thereto,

which may be obtained from the Fund.





                                                             YEAR ENDED AUGUST 31,

                                                          1998      1997     1996(A)


NET ASSET VALUE, BEGINNING OF PERIOD                      $10.66    $10.33   $10.42

INCOME FROM INVESTMENT OPERATIONS

Net investment income                                       0.44      0.51     0.08

Net realized and unrealized gain (loss) on investments      0.40      0.31    (0.12)

Total from investment operations                            0.84      0.82    (0.04)

LESS DISTRIBUTIONS

Distributions from net investment income                   (0.47)    (0.49)   (0.05)

NET ASSET VALUE, END OF PERIOD                            $11.03    $10.66   $10.33

TOTAL RETURN(B)                                             8.08%     8.17%   (0.36%)

RATIOS TO AVERAGE NET ASSETS

Expenses                                                    1.83%     1.84%    0.84%*

Net investment income                                       4.25%     4.55%    6.15%*

SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $47,028   $14,997     $296

Portfolio turnover                                            41%       20%      22%




* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED AUGUST 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.







FINANCIAL HIGHLIGHTS--CLASS C SHARES



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)







The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 9, 1998, on the Fund's financial statements for the year ended August 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report dated August 31, 1998, which is incorporated by reference. This table should be read in conjuction with the Fund's financial statements and notes thereto,

which may be obtained from the Fund.





                                                            YEAR ENDED AUGUST 31,

                                                         1998     1997     1996(A)


NET ASSET VALUE, BEGINNING OF PERIOD                     $10.66   $10.33   $10.42

Income from investment operations

Net investment income                                      0.45     0.50     0.08

Net realized and unrealized gain (loss) on investments     0.40     0.32    (0.12)

Total from investment operations                           0.85     0.82    (0.04)

LESS DISTRIBUTIONS

Distributions from net investment income                  (0.48)   (0.49)   (0.05)

NET ASSET VALUE, END OF PERIOD                           $11.03   $10.66   $10.33

TOTAL RETURN(B)                                            8.11%    8.17%   (0.36%)

RATIOS TO AVERAGE NET ASSETS

Expenses                                                   1.83%    1.86%    0.84%*

Net investment income                                      4.24%    4.51%    6.15%*

SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $6,269   $1,950     $296

Portfolio turnover                                           41%      20%      22%




* Computed on an annualized basis.

(a) Reflects operations for the period from August 5, 1996 (date of initial public investment) to August 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



FURTHER INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED AUGUST 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.







GENERAL INFORMATION







The Fund was incorporated under the laws of the State of Maryland on

November 26, 1986. Shares of the Fund are offered in four classes of shares known as Class A Shares, Class B Shares, Class C Shares, and Class F Shares

which represent interests in a single portfolio of securities. The Fund is designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of high income municipal bonds. This prospectus relates to Class A Shares, Class B Shares, and Class C

Shares ("Shares") of the Fund.







The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.





CALLING THE FUND



Call the Fund at 1-800-341-7400.



YEAR 2000 STATEMENT







Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator, and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after

January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900.

Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Fund's operations.







INVESTMENT INFORMATION



INVESTMENT OBJECTIVE



The investment objective of the Fund is to provide a high level of current income which is generally exempt from the federal regular income tax (federal regular income tax does not include the federal alternative minimum tax). The investment objective cannot be changed without approval of shareholders.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.







The Fund pursues its investment objective by investing primarily in a diversified portfolio of municipal bonds. As a matter of fundamental policy,

the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. As a matter of non-

fundamental policy, under normal circumstances, the Fund will invest primarily in lower quality municipal bonds. These bonds will usually offer higher yields than higher rated bonds but involve greater investment risk at the time of issue. (See "Investment Risks.")







INVESTMENT POLICIES



Unless otherwise designated, the investment policies described below may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS







Municipal bonds are debt obligations issued by or on behalf of states,

territories, and possessions of the United States, including the District of

Columbia, and their political subdivisions, agencies and instrumentalities,

the interest from which is exempt from the federal regular income tax. It is likely, however, that shareholders will be required to include interest from a portion of the municipal bonds owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.







CHARACTERISTICS



The municipal bonds in which the Fund generally invests are rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or rated BBB or lower by

Standard & Poor's ("S&P"). The Fund may buy bonds which are unrated but which the adviser judges to be similar in quality to those rated bonds which it purchases. (See "High Yield Securities.") A description of the ratings categories is contained in the Appendix to this prospectus.







The Fund may invest any or all of its assets in higher quality tax-exempt securities when the difference in returns between those securities and lower quality securities is very narrow or when the adviser expects increased volatility in interest rates. This may reduce the Fund's current income.







WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may purchase securities on a when-issued or delayed delivery basis.

These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.



The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.



INVERSE FLOATERS



The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.



FINANCIAL FUTURES



The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.



As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker,

if legally permitted) to collateralize the position.



RISKS



When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.



TEMPORARY INVESTMENTS



The Fund invests its assets so that at least 80% of its annual interest income is exempt from the federal regular income tax, except when investing for

"defensive" purposes as described below. This policy cannot be changed without approval of shareholders. From time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest all of its assets in higher quality tax-exempt or taxable temporary investments. These temporary investments include: fixed or variable rate notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the

U.S. government, its agencies or instrumentalities; other debt securities;

commercial paper; certificates of deposit of banks; and repurchase agreements

(arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).



There are no rating requirements applicable to temporary investments.

However, the investment adviser will limit temporary investments to those it considers to be of good quality.



OTHER INVESTMENT TECHNIQUES



The Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "liquidity puts" or

"standby commitments."



The Fund may also hedge all or a portion of its investments by entering into futures contracts or options on them. Any gains realized on futures contracts and options thereon are taxable. The Fund will notify shareholders before it engages in these futures transactions.



PORTFOLIO TURNOVER



Although the Fund does not intend to invest for the purpose of seeking short-

term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.



MUNICIPAL BONDS



Municipal bonds are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. Municipal bonds are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Certain types of "private activity" municipal bonds are issued to obtain funding for privately operated facilities.



There are two categories of municipal bonds: general obligation and revenue.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Payment of principal and interest on such bonds is dependent solely on the revenue generated by the facility financed by the bond or other specified sources of revenue or collateral. Private activity bonds are typically one type of "revenue" bonds.



In most cases, lower quality bonds are private activity bonds or other revenue bonds which are not payable from general tax revenues. The Fund may invest more than 25% of the value of its assets in private activity bonds which may result in more than 25% of the Fund's assets being invested in one industry. It is also possible that the Fund may from time to time invest more than 25% of its assets in health care facilities revenue obligations, housing agency revenue obligations or electric utility obligations. Economic,

business, political and other developments generally affecting the revenues of issuers in such a market segment (for example, proposed legislation or pending court decisions affecting the financing of projects and market factors affecting the demand for their services or products) may have a general adverse impact on all municipal bonds in the segment.



The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state,

territory or possession of the United States.



INVESTMENT RISKS



The value of Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal bonds in the Fund's portfolio as well as on market conditions. Generally speaking, the lower quality, long-term bonds in which the Fund invests have greater fluctuation in value than high quality, shorter-term bonds.



Municipal bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold,

might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold,

might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)



Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Consequently, shares may not be suitable for persons who cannot assume the somewhat greater risks of capital depreciation associated with higher tax-exempt income yields. In addition,

lower grade bonds have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.



A large portion of the Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result,

the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price.



Many issuers of municipal bonds which have characteristics of rated bonds choose to not have their obligations rated. Unrated bonds may carry a greater risk and a higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.



HIGH YIELD SECURITIES



The Fund invests in municipal securities rated Ba or lower by Moody's or rated BB or lower by S&P (commonly known as "junk bonds"). There is no minimal acceptable rating for a security to be purchased or held in the

Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category or securities in default.







Lower rated securities will usually offer higher yields than higher rated securities. However, there is more risk associated with these investments.

This is because of reduced creditworthiness and increased risk of default.

Regarding lower rated debt securities: (i) an economic downturn may have a more significant effect on the yield, price and potential for default as compared to debt securities of higher quality; (ii) the secondary market for such securities may at times be less liquid or respond more adversely to negative publicity or investor perceptions, making it more difficult to value or dispose of the securities; (iii) the likelihood that these securities will help the Fund achieve its investment objective is more dependent on the adviser's own credit analysis; and (iv) lower rated debt securities may be less sensitive to interest rate changes.







The Fund may, from time to time, own zero coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. The prices of zero coupon bonds are generally more sensitive to fluctuations in interest rates than are conventional bonds.

Although these securities pay no interest to holders prior to maturity,

interest on these securities is reported as income to the Fund and distributed to shareholders.







REDUCING RISKS OF LOWER RATED SECURITIES







The Fund's investment adviser believes that the risks of investing in lower rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:



CREDIT RESEARCH



When purchasing bonds, rated or unrated, the Fund's investment adviser performs its own credit analysis in addition to using recognized rating agencies. This credit analysis considers the economic feasibility of revenue bond project financing and general purpose borrowings, the financial condition of the issuer or guarantor with respect to liquidity, cash flow and ability to meet anticipated debt service requirements, and political developments that may affect credit quality.



DIVERSIFICATION



The Fund invests in securities of many different issuers to reduce portfolio risks.



ECONOMIC ANALYSIS



The Fund's adviser also considers trends in the overall economy, in geographic areas, in various industries, and in the financial markets.



INVESTMENT LIMITATIONS



The Fund will not:



* borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an arrangement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may, exclusive of custodian intra-day cash advances and the collateralization of such advances, borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings; or







* invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the

Directors.







The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.



The Fund will not invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations).



NET ASSET VALUE



The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.



All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange

(normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.



INVESTING IN THE FUND



This prospectus offers three classes of Shares each with the characteristics described below.



                    CLASS A     CLASS B     CLASS C

Minimum and

 Subsequent

 Investment

 Amounts          $1500/$100  $1500/$100  $1500/$100

Maximum Sales

 Charge           4.50%*      None        None

Maximum

 Contingent

 Deferred Sales

 Charge**         None        5.50%+      1.00%#

Conversion

 Feature          No          Yes+        No



* Class A Shares are sold at NAV, plus a sales charge as follows:





                                                  DEALER

                                               CONCESSION

                          SALES CHARGE AS          AS A

                          A PERCENTAGE OF      PERCENTAGE

                         PUBLIC       NET       OF PUBLIC

                        OFFERING    AMOUNT       OFFERING

AMOUNT OF TRANSACTION    PRICE     INVESTED       PRICE

Less than $100,000       4.50%       4.71%        4.00%

$100,000 but less

 than $250,000           3.75%       3.90%        3.25%

$250,000 but less

 than $500,000           2.50%       2.56%        2.25%

$500,000 but less

 than $1 million         2.00%       2.04%        1.80%

$1 million or greater    0.00%       0.00%        0.25%





** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.





+ The following contingent deferred sales charge schedule applies to Class

B Shares:





YEAR OF REDEMPTION     CONTINGENT DEFERRED

AFTER PURCHASE            SALES CHARGE



First                        5.50%

Second                       4.75%

Third                        4.00%

Fourth                       3.00%

Fifth                        2.00%

Sixth                        1.00%

Seventh and thereafter       0.00%





++ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase. See "Conversion of Class

B Shares."





# The contingent deferred sales charge is assessed on Shares redeemed within one year of their purchase date.



PURCHASING SHARES



Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing,

and returning the new account form available from the Fund before Shares can be purchased. Shareholders in certain other funds advised and distributed by affiliates of Federated Investors, Inc. ("Federated Funds") may exchange their Shares for Shares of the corresponding class of the Fund. The Fund reserves the right to reject any purchase or exchange request.



In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.



PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY



Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.



The financial intermediary which maintains investor accounts in Class B

Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge").

In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.



PURCHASING SHARES BY WIRE







Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/

o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention:

EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number-this number can be found on the account statement or by contacting the Fund); Account

Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee

or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.







PURCHASING SHARES BY CHECK



Shares may be purchased by mailing a check made payable to the name of the

Fund (designate class of Shares and account number) to: Federated Shareholder

Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds

(normally the business day after the check is received).



SYSTEMATIC INVESTMENT PROGRAM



Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an

Automated Clearing House ("ACH") member and invested in the Fund.

Shareholders should contact their financial intermediary or the Fund to participate in this program.



CLASS A SHARES



Class A Shares are sold at NAV, plus a sales charge. However:



NO SALES CHARGE IS IMPOSED FOR CLASS A SHARES PURCHASED:



* through financial intermediaries that do not receive sales charge dealer concessions;



* by Federated Life Members; or



* through "wrap accounts" or similar programs under which clients pay a fee for services.



IN ADDITION, THE SALES CHARGE CAN BE REDUCED OR ELIMINATED BY:



* purchasing Class A Shares in quantity;



* combining concurrent purchases of Class A Shares



* by you, your spouse, and your children under age 21, or;



* of two or more Federated Funds (other than money market funds);



* accumulating purchases (in calculating the sales charge on an additional purchase of Class A Shares, you may count the current value of previous

Class A Share purchases still invested in the Fund);



* signing a letter of intent to purchase a specific dollar amount of Class A

Shares within 13 months; or



* using the reinvestment privilege within 120 days of redeeming Class A Shares of an equal or lesser amount.



Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.



DEALER CONCESSION







For sales of Class A Shares, the distributor will normally offer to pay a dealer up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor.

However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances,

these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Class A Shares. Financial intermediaries purchasing Class A Shares for their customers in amounts of

$1 million or more are eligible to receive an advance commission from the distributor based on the following breakpoints:







                            ADVANCE

                        COMMISSION AS

                         A PERCENTAGE

                           OF PUBLIC

TRANSACTION AMOUNT      OFFERING PRICE

First $1 - $5 million       0.75%

Next $5 - $20 million       0.50%

Over $20 million            0.25%



For accounts with assets over $1 million, the dealer commission resets annually to the first breakpoint on the anniversary of the first purchase.



Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above commission will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer commission. Certain retirement accounts may not be eligible for this program. Financial intermediaries must notify the Fund once an account reaches $1 million in order to qualify for advance commissions.



A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase if a financial intermediary received an advance commission on the transaction. Federated

Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Class A Shares.



CLASS B SHARES



Class B Shares are sold at NAV. Under certain circumstances, a contingent deferred sales charge will be assessed at the time of a redemption. Orders for $250,000 or more of Class B Shares will automatically be invested in

Class A Shares.



CONVERSION OF CLASS B SHARES



Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. Such conversion will be on the basis of the relative NAVs per Share, without the imposition of any charges. Class B

Shares acquired by exchange from Class B Shares of another Federated Fund will convert into Class A Shares based on the time of the initial purchase.



CLASS C SHARES



Class C Shares are sold at NAV. A contingent deferred sales charge of 1.00%

will be charged on assets redeemed within the first full 12 months following purchase.



REDEEMING AND EXCHANGING SHARES







Shares of the Fund may be redeemed for cash or exchanged for Shares of the same class of other Federated Funds on days on which the Fund computes its

NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge. Exchanges are made at NAV. Shareholders who desire to automatically exchange Shares, of a like class, in a pre-determined amount on a monthly,

quarterly, or annual basis, may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.







REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY



Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m.

(Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.



REDEEMING OR EXCHANGING SHARES BY TELEPHONE







Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through an ACH member will not be wired until that method of payment has cleared.







Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone.

If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.



REDEEMING OR EXCHANGING SHARES BY MAIL



Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class,

P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued,

they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.



All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the

Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.



REQUIREMENTS FOR REDEMPTION



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal

Deposit Insurance Corporation; a member firm of a domestic stock exchange; or

any other "eligible guarantor institution," as defined in the Securities

Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



REQUIREMENTS FOR EXCHANGE



Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made.

Contact your financial intermediary directly or the Fund for free information on and prospectuses for the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.



Upon receipt of proper instructions and required supporting documents,

Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.



SYSTEMATIC WITHDRAWAL PROGRAM



Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial intermediary or by calling the Fund.







Because participation in this program may reduce, and eventually deplete the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class A Shares subject to a sales charge while participating in this program. A contingent deferred sales charge may be imposed on Class B and Class C Shares.



SYSTEMATIC WITHDRAWAL PROGRAM ON CLASS B SHARES



A contingent deferred sales charge will not be charged on systematic withdrawal program redemptions of Class B Shares if:







* shares redeemed are 12% or less of the account value in a single year;



* the account is at least one year old;



* all dividends and capital gains distributions are reinvested; and







* the account has at least a $10,000 balance when the Systematic Withdrawal

Program is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance).



A contingent deferred sales charge will be charged on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, the account is valued when the Systematic Withdrawal Program is established and then annually at calendar year-end. Redemptions can be made only at a rate of

1% monthly, 3% quarterly, or 6% semi-annually.







CONTINGENT DEFERRED SALES CHARGE



The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.



ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE



Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:



* following the death or disability, as defined in Section 72(m)(7) of the

Internal Revenue Code of 1986, of the last surviving shareholder and any designated beneficiaries;



* representing minimum required distributions from an Individual Retirement

Account or other retirement plan to a shareholder who has attained the age of

70 1/2;



* which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;



* which are qualifying redemptions of Class B Shares under a Systematic

Withdrawal Program;



* which are reinvested in the Fund under the reinvestment privilege;



* of Shares held by Directors, employees and sales representatives of the Fund,

the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons;

and



* of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.



For more information regarding the elimination of the contingent deferred sales charge through a Systematic Withdrawal Program, or any of the above provisions, contact your financial intermediary or the Fund. The Fund reserves the right to discontinue or modify these provisions. Shareholders will be notified of such action.



ACCOUNT AND SHARE INFORMATION



CONFIRMATIONS AND ACCOUNT STATEMENTS



Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.



DIVIDENDS AND DISTRIBUTIONS



Dividends are declared and paid monthly to all shareholders invested in the

Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Accounts where the balance falls below the minimum due to

NAV changes will not be closed in this manner. Before an account is closed,

the shareholder will be notified and allowed 30 days to purchase additional

Shares to meet the minimum.



FUND INFORMATION



MANAGEMENT OF THE FUND



DIRECTORS



The Fund is managed by the Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Directors handles the Director's responsibilities between meetings of the

Directors.



INVESTMENT ADVISER



Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Directors.

The Adviser continually conducts investment research and supervision for the

Fund and is responsible for the purchase or sale of portfolio instruments,

for which it receives an annual fee from the Fund.



ADVISORY FEES



The Adviser receives an annual investment advisory fee equal to 0.60% of the

Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the fund for certain operating expenses.

The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion.



ADVISER'S BACKGROUND



Federated Advisers, a Delaware business trust organized on April 11, 1989,

is a registered investment adviser under the Investment Advisers Act of

1940. It is a subsidiary of Federated Investors, Inc. All of the Class A

(voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated

Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher

Donahue, who is President and Director of Federated Investors, Inc.



Federated Advisers and other subsidiaries of Federated Investors, Inc. serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees,

Federated continues to be led by the management who founded the company in

1955. The Federated Funds are presently at work in and through approximately

4,000 financial institutions nationwide.



Mary Jo Ochson has been the Fund's portfolio manager since May 1996.

Ms. Ochson joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Vice President of the Fund's investment adviser since

January 1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.



J. Scott Albrecht has been the Fund's portfolio manager since May 1996.

Mr. Albrecht joined Federated Investors, Inc. or its predecessor in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From

1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the

Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.



Both the Corporation and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions;

prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.



DISTRIBUTION OF SHARES







Federated Securities Corp. is the principal distributor for Shares of the

Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated

Securities Corp. is a subsidiary of Federated Investors, Inc.







DISTRIBUTION PLAN AND SHAREHOLDER SERVICES







Under a distribution plan adopted in accordance with Investment Company Act

Rule 12b-1 (the "Distribution Plan"), Class A Shares, Class B Shares, and

Class C Shares will pay a fee to the distributor in an amount computed at an annual rate of 0.25%, 0.75%, and 0.75%, respectively, of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the

Distribution Plan. For Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds,

investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of 0.75%

of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the

Plan. The Fund is not currently making payments for Class A Shares under the

Distribution Plan, nor does it anticipate doing so in the immediate future.







The Distribution Plan is a compensation type Plan. As such, the Fund makes no payments to the distributor, except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the

Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future made by Shares under the Plan.







In addition, the Fund has entered into a Shareholder Services Agreement with

Federated Shareholder Services, a subsidiary of Federated Investors, Inc.,

under which the Fund may make payments up to 0.25% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts. Under the Shareholder Services Agreement, Federated

Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services.

Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and

Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS



In addition to payments made pursuant to the Distribution Plan and

Shareholder Services Agreement, the distributor and Federated Shareholder

Services may pay a supplemental fee from their own assets to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services.

The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor and Federated Shareholder

Services may be reimbursed by the Fund's Adviser or its affiliates.







ADMINISTRATION OF THE FUND



ADMINISTRATIVE SERVICES







Federated Services Company, a subsidiary of Federated Investors, Inc.,

provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated

Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all of the Federated Funds as specified below:





MAXIMUM          AVERAGE AGGREGATE

 FEE            DAILY NET ASSETS

0.150%       on the first $250 million

0.125%       on the next $250 million

0.100%       on the next $250 million

0.075%   on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least

$125,000 per portfolio and $30,000 per each additional class of shares.

Federated Services Company may choose voluntarily to waive a portion of its fee.



SHAREHOLDER INFORMATION



Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.



Directors may be removed by the Directors or shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding Shares of all series entitled to vote.







As of November 5, 1998, the following shareholder of record owned 25% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce, Fenner & Smith

(as record owner holding Class F Shares for its clients), Jacksonville, FL,

owned approximately 7,368,354 Class F Shares (25.97%) and, therefore, may,

for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.







TAX INFORMATION



FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986,

dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.



The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference"

items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.







The Tax Reform Act of 1986 treats interest on certain "private activity"

bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.







In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20%

corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternate minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.



Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.



These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.



STATE AND LOCAL TAXES



Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



PERFORMANCE INFORMATION



From time to time, the Fund advertises its total return, yield, and tax-

equivalent yield for each class of Shares including Class F Shares as described under "Other Classes of Shares."



Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.







The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by each class of

Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of each class of

Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that each class would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders. The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.







Total return, yield, and tax-equivalent yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.



From time to time, advertisements for Class A Shares, Class B Shares, and

Class C Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A

Shares, Class B Shares, and Class C Shares to certain indices.



OTHER CLASSES OF SHARES



The Fund also offers another class of shares called Class F Shares. Class F

Shares are sold primarily to customers of financial institutions subject to a front-end sales charge, a contingent deferred sales charge and a minimum initial investment of $1,500.



Shares and Class F Shares are subject to certain of the same expenses.

Expense differences, however, between Shares and Class F Shares may affect the performance of each class.



To obtain more information and a prospectus for Class F Shares, investors may call 1-800-341-7400 or contact their financial institution.



APPENDIX



MUNICIPAL BOND RATING DEFINITIONS

STANDARD AND POOR'S



AAA-Debt rated "AAA" has the highest rating assigned by Standard & Poor's

("S&P"). Capacity to pay interest and repay principal is extremely strong.



AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.







A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.







BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



BB-Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.







B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.



CCC-Debt rated "CCC" has a currently identifiable vulnerability to default,

and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.



CC-The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.



C-The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



D-Debt rated "D" is in payment default. The "D" rating category is used when debt service payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.



PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.







MOODY'S INVESTORS SERVICE, INC.



Aaa-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as

"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.



A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



Baa-Bonds which are rated "Baa" are considered as medium-grade obligations,

(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba-Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.







B-Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca-Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



1, 2, OR 3-The ratings from "Aa" to "Caa" may be modified by the addition of the numbers 1, 2, or 3, to show relative standing in each rating classification. The modifier 1 indicates that the issue ranks in the higher end of its rating category; the modifier 2 indicates a mid-range ranking;

and the modifier 3 indicates that the issue ranks in the lower end of its rating category.





Federated Municipal Opportunities Fund, Inc.







Class A Shares, Class B Shares, Class C Shares



PROSPECTUS

NOVEMBER 30, 1998



An Open-End, Diversified Management Investment Company



[Graphic]Federated Investors





FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.







CLASS A SHARES, CLASS B SHARES, CLASS C SHARES



Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000



DISTRIBUTOR



Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



INVESTMENT ADVISER



Federated Advisers

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



CUSTODIAN



State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600



TRANSFER AGENT

AND DIVIDEND

DISBURSING AGENT



Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600



INDEPENDENT AUDITORS



Deloitte & Touche LLP

2500 One PPG Place

Pittsburgh, PA 15222-5401



Federated Securities Corp., Distributor

1-800-341-7400

www.federatedinvestors.com



Cusip 313910200

Cusip 313910309

Cusip 313910408

G00570-03 (11/98)



[Graphic]









FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.




CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with the prospectuses of Federated Municipal Opportunities Fund, Inc. (the "Fund"), dated

November 30, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.



FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000







Statement dated November 30, 1998




[Graphic]

Federated Investors

Federated Securities Corp., Distributor

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

1-800-341-7400

www.federatedinvestors.com





Cusip 313910200

Cusip 313910309

Cusip 313910408

Cusip 313910101

8092709B (11/98)







[Graphic]





TABLE OF CONTENTS


GENERAL INFORMATION ABOUT THE FUND   1



INVESTMENT OBJECTIVE AND POLICIES   1


Acceptable Investments  1

When-Issued and Delayed Delivery Transactions  1

Futures Transactions  1

Temporary Investments  2

Repurchase Agreements  2

Reverse Repurchase Agreements  2

Portfolio Turnover  2


INVESTMENT LIMITATIONS   2


Buying on Margin  2

Issuing Senior Securities and Borrowing Money  3

Pledging Assets  3

Investing in Real Estate  3

Investing in Commodities  3

Underwriting  3

Lending Cash or Securities  3

Selling Short  3

Restricted Securities  3

Investing in Securities of Other
  Investment Companies  3

Diversification of Investments  4

Criteria for Liquidity of Restricted Securities  4


FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

 MANAGEMENT  5


Fund Ownership  8

Directors Compensation  9

Director Liability  9


INVESTMENT ADVISORY SERVICES   9


Adviser to the Fund  9

Advisory Fees  10


BROKERAGE TRANSACTIONS   10



OTHER SERVICES   10


Fund Administration  10

Custodian and Portfolio Accountant   10

Transfer Agent   10

Independent Auditors   10


PURCHASING SHARES  11


Quantity Discounts and Accumulated Purchases  11

Concurrent Purchases  11

Letter of Intent  11

Reinvestment Privilege  11

Conversion of Class B Shares  12

Distribution Plan and Shareholder Services  12

Conversion to Federal Funds  12

Purchases by Sales Representatives,
  Fund Directors, and Employees  13


DETERMINING NET ASSET VALUE  13


Valuing Municipal Bonds  13

Use of Amortized Cost  13


REDEEMING SHARES  13


Redemption in Kind  13

Contingent Deferred Sales Charge  14


TAX STATUS   14


The Fund's Tax Status  14

Shareholders' Tax Status  14


TOTAL RETURN   15



YIELD  15



TAX-EQUIVALENT YIELD   15


Tax-Equivalency Table  16


PERFORMANCE COMPARISONS   17


Economic and Market Information  17


ABOUT FEDERATED INVESTORS, INC.  17


Mutual Fund Market  18

Institutional Clients  18

Bank Marketing  18

Broker/Dealers and Bank
  Broker/Dealer Subsidiaries  18


FINANCIAL STATEMENTS  18



GENERAL INFORMATION ABOUT THE FUND



The Fund was incorporated under the laws of the State of Maryland on

November 26, 1986. It is qualified to do business as a foreign corporation in

Pennsylvania. On March 31, 1996, the Fund changed its name from Fortress

Municipal Income Fund, Inc. to Federated Municipal Opportunities Fund, Inc.



Shares of the Fund are offered in four classes, known as Class A Shares, Class

B Shares, Class C Shares, and Class F Shares (individually and collectively referred to as "Shares" as the context may require). This Statement of

Additional Information relates to all four of the above-mentioned classes of

Shares.



INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide a high level of current income which is generally exempt from federal regular income tax. The objective cannot be changed without approval of shareholders.



ACCEPTABLE INVESTMENTS



CHARACTERISTICS



The municipal bonds in which the Fund invests have the characteristics set forth in the prospectus.



If a bond loses its rating after the Fund has purchased it, the Fund is not required to drop the bond from the portfolio, but may consider doing so. If ratings made by Moody's Investors Service, Inc. ("Moody's") or Standard &

Poor's ("S&P") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the

Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.

The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20%

of the total value of its assets.



FUTURES TRANSACTIONS



A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract

("going short") and the buyer who agrees to take delivery of the security

("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long")

to hedge against a decline in market interest rates.



"MARGIN" IN FUTURES TRANSACTIONS



Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in municipal securities,

cash or cash equivalents with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.


A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.



TEMPORARY INVESTMENTS



The Fund may also invest in temporary investments from time to time for defensive purposes. The Fund does not presently intend to invest in temporary investments other than repurchase agreements.



The Fund might invest in temporary investments:



* as a reaction to market conditions;



* while waiting to invest proceeds of sales of shares or portfolio securities,

although generally proceeds from sales of shares will be invested in municipal bonds as quickly as possible; or



* in anticipation of redemption requests.



The Fund will not purchase temporary investments (other than securities of the U.S. government, its agencies or instrumentalities) if, as a result of the purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may, for temporary defensive purposes,

invest 25% or more of the value of its assets in cash or cash items,

U.S. Treasury bills or securities issued or guaranteed by the

U.S. government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.



REPURCHASE AGREEMENTS



Repurchase agreements are arrangements in which banks, broker/dealers and other recognized financial institutions sell U.S. government securities or certificates of deposit to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked-to-market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Directors. From time to time, such as when suitable municipal bonds are not available, the Fund may retain a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal bonds and thereby reduce the Fund's yield.



REVERSE REPURCHASE AGREEMENTS



The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.



When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased,

are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.



PORTFOLIO TURNOVER





The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. For the fiscal years ended

August 31, 1998, and August 31, 1997, the portfolio turnover rates were 41%,

and 20%, respectively.



INVESTMENT LIMITATIONS

BUYING ON MARGIN



The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.



ISSUING SENIOR SECURITIES AND BORROWING MONEY



The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.



The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.



PLEDGING ASSETS



The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10%

of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on municipal bonds nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.



The preceding limitations regarding buying on margin, borrowing money, and pledging assets do not apply to intra-day cash advances made by the Fund's custodian, or the grant of a security interest in securities by the Fund to its custodian to collateralize such intra-day cash advances, in order to enable the Fund to settle securities purchases or to redeem Shares of the

Fund.



INVESTING IN REAL ESTATE



The Fund will not buy or sell real estate, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.



INVESTING IN COMMODITIES



The Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options.



UNDERWRITING



The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.



LENDING CASH OR SECURITIES



The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of municipal bonds, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies.



SELLING SHORT



The Fund will not sell securities short.



RESTRICTED SECURITIES



The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Directors.



INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES



The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, or other acquisition.



The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



DIVERSIFICATION OF INVESTMENTS



The Fund will not invest more than 5% of its total assets in the securities of any one issuer (except cash and cash instruments, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or instruments secured by money market instruments such as repurchase agreements).



Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a non-

governmental user are considered to be issued solely by that user.



Private activity bonds backed only by the assets and revenues of a non-

governmental user are considered to be issued solely by that user. If, in the case of a private activity bond or government-issued security, a governmental or other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor as well as the other issuer,

subject to limited exclusions allowed by the Investment Company Act of 1940.



CRITERIA FOR LIQUIDITY OF RESTRICTED SECURITIES



The ability of the Directors to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC")

Staff position set forth in the adopting release for Rule 144A under the

Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Directors. The Directors may consider the following criteria in determining the liquidity of certain restricted securities:



* the frequency of trades and quotes for the security;



* the number of dealers willing to purchase or sell the security and the number of other potential buyers;



* dealer undertakings to make a market in the security; and



* the nature of the security and the nature of the marketplace trades.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



During the past fiscal year, the Fund did not (1) purchase or sell options on securities, as permitted by the investment limitations, without first notifying shareholders; (2) purchase "liquidity puts" or "standby commitments" as described in the prospectus, engage in reverse repurchase agreements, or borrow money in excess of 5% of the value of its total assets;

or (3) lend portfolio securities. The Fund does not expect to engage in any of the above activities during the coming fiscal year.



For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."




FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC. MANAGEMENT

Officers and Directors are listed with their addresses, birthdates, present positions with Federated Municipal Opportunities Fund, Inc., and principal occupations.



John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Director

Chief Executive Officer and Director or Trustee of the Funds; Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Director

Director or Trustee of the Funds; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Director

Director or Trustee of the Funds; President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Director

Director or Trustee of the Funds; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund;
Chairman, Pittsburgh Civic Light Opera.

James E. Dowd, Esq.
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Director

Director or Trustee of the Funds; Attorney-at-law; Director,
The Emerging Germany Fund, Inc.; formerly, President, Boston
Stock Exchange, Inc.; Regional Administrator, United States
Securities and Exchange Commission.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Director

Director or Trustee of the Funds; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Edward L. Flaherty, Jr., Esq. @
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Director

Director or Trustee of the Funds; Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Director

Director or Trustee of the Funds; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Director

Director or Trustee of the Funds; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Director

Director or Trustee of the Funds; President, World Society for Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Director

Director or Trustee of the Funds; Public Relations/ Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; Business Owner.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President or Executive Vice President of the Funds; President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; Director or Trustee of some of the Funds. Mr. Donahue is the son of John
F. Donahue, Chairman and Director of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer      Executive Vice President
and Secretary of the Funds; Treasurer of some of the Funds; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.


 *This Director is deemed to be an "interested person" as defined in the

Investment Company Act of 1940.



 @Member of the Executive Committee. The Executive Committee of the Board of

Directors handles the responsibilities of the Board between meetings of the

Board.





As used in the table above, "The Funds" and "Funds" mean the following investment companies: Automated Government Money Trust; Blanchard Funds;

Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust

Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily

Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.;

Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core

Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated

Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated

Government Income Securities, Inc.; Federated Government Trust; Federated

High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income

Securities Trust; Federated Income Trust; Federated Index Trust; Federated

Institutional Trust; Federated Insurance Series; Federated aster Trust;

Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities

Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust;

Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund,

Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total

Return Series, Inc.; Federated U.S. Government Bond Fund; Federated

U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government

Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10

Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High

Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.;

Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust,

Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust;

Managed Series Trust; Money Market Management, Inc.; Money Market

Obligations Trust; Money Market Obligations Trust II; Money Market Trust;

Municipal Securities Income Trust; Newpoint Funds; Regions Funds; Riggs

Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters

Funds; The Virtus Funds; Trust for Financial Institutions; Trust for

Government Cash Reserves; Trust for Short-Term U.S. Government Securities;

Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World

Investment Series, Inc.





FUND OWNERSHIP



Officers and Directors own less than 1% of the Fund's outstanding Shares.



As of November 5, 1998, there were no Class A shareholders owning 5% or more of the Fund.



As of November 5, 1998, the following hareholder of record owned 5% or more of the outstanding Class B Shares of the Fund: Merrill Lynch Pierce Fenner &

Smith, Jacksonville, Florida, for the sole benefit of its customers, owned approximately 261,112 Shares (5.39%).



As of November 5, 1998, the following shareholders of record owned 5% or more of the outstanding Class C Shares of the Fund: BHC Securities, Inc.,

Philadelphia, Pennsylvania, owned approximately 144,040 Shares (19.62%),

James C. Gilman, Butte, Montana, owned approximately 136,300 Shares (18.57%),

U.S. Bancorp Investments, Inc., Minneapolis, Minnesota, owned approximately

90,991 Shares (12.40%), and Merrill Lynch Pierce Fenner & Smith,

Jacksonville, Florida, for the sole benefit of its customers, owned approximately 69,785 Shares (9.51%).



As of November 5, 1998, the following shareholder f record owned 5% or more of the outstanding Class F Shares of the Fund: Merrill Lynch Pierce Fenner &

Smith, Jacksonville, Florida, for the sole benefit of its customers, owned approximately 7,368,354 Shares (25.97%).



DIRECTORS COMPENSATION





                          AGGREGATE
NAME,                   COMPENSATION
POSITION WITH               FROM                        TOTAL COMPENSATION PAID
CORPORATION             CORPORATION*#                       FROM FUND COMPLEX+
John F. Donahue                 $0            $0 for the Corporation and
Chairman and Director                         56 other investment companies in the Fund Complex
Thomas G. Bigley         $1,327.69            $111,222 for the Corporation and
Director                                      56 other investment companies in the Fund Complex
John T. Conroy, Jr.      $1,460.66            $122,362 for the Corporation and
Director                                      56 other investment companies in the Fund Complex
William J. Copeland      $1,460.66            $122,362 for the Corporation and
Director                                      56 other investment companies in the Fund Complex
James E. Dowd, Esq.      $1,460.66            $122,362 for the Corporation and
Director                                      56 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.  $1,327.69            $111,222 for the Corporation and
Director                                      56 other investment companies in the Fund Complex
Richard B. Fisher               $0            $0 for the Corporation and
President and Director                        6 other investment companies in the Fund Complex
Edward L. Flaherty,
Jr., Esq.                $1,460.66            $122,362 for the Corporation and
Director                                      56 other investment companies in the Fund Complex
Peter E. Madden          $1,327.69            $111,222 for the Corporation and
Director                                      56 other investment companies in the Fund Complex
John E. Murray,
Jr., J.D., S.J.D.        $1,327.69            $111,222 for the Corporation and
Director                                      56 other investment companies in the Fund Complex
Wesley W. Posvar         $1,327.69            $111,222 for the Corporation and
Director                                      56 other investment companies in the Fund Complex
Marjorie P. Smuts        $1,327.69            $111,222 for the Corporation and
Director                                      56 other investment companies in the Fund Complex





 *Information is furnished for the fiscal year ended August 31, 1998.



 #The aggregate compensation is provided for the Corporation which is comprised of one portfolio.



 +The information is provided for the last calendar year.



DIRECTOR LIABILITY



The Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND



The Fund's investment adviser is Federated Advisers (the

"Adviser"). It is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.



The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.



ADVISORY FEES





For its advisory services, Federated Advisers receives an annual investment advisory fee as described in the prospectus. During the fiscal years ended

August 31, 1998, 1997, and 1996, the Fund's Adviser earned $2,736,122,

$2,610,540, and $2,475,132, respectively.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The

Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.

The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended

August 31, 1998, 1997, and 1996, the Fund paid no brokerage commissions on brokerage transactions.



Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the

Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.



OTHER SERVICES



FUND ADMINISTRATION



Federated Services Company, a subsidiary of Federated

Investors, Inc. provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1,

1996, Federated Administrative Services served as the Fund's Administrator.

Prior to March 1, 1994, Federated Administrative Services, Inc. served as the

Fund's Administrator. Both former Administrators are subsidiaries of

Federated Investors, Inc. For purposes of this Statement of Additional

Information, Federated Services Company and Federated Administrative

Services may hereinafter collectively be referred to as the

"Administrators." For the fiscal years ended August 31, 1998, 1997, and 1996,

the Administrators earned $343,950, $328,575, and $311,976.





CUSTODIAN AND PORTFOLIO ACCOUNTANT



State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA,

provides certain accounting and recordkeeping services with respect to the

Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.



TRANSFER AGENT



Federated Services Company, through its registered transfer agent, Federated

Shareholder Services Company, maintains all necessary shareholder records.

For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh,

Pennsylvania.



PURCHASING SHARES

Except under certain circumstances described in the respective prospectuses,

Shares are sold at their net asset value (plus a sales charge, if applicable)

on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under

"Investing in the Fund" and "Purchasing Shares."



QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES



As described in the prospectuses, larger purchases of the same Share class reduce or eliminate the sales charge paid. For example, the Fund will combine all Class A Share purchases made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. This combined purchase option is available within Class F Shares as well. In addition, the sales charge, if applicable,

is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.



If an additional purchase into the same Share class is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $90,000 and he purchases $10,000 more at the current public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 3.75%, not 4.50%.



In addition, the Fund will also combine purchases for the purpose of reducing the contingent deferred sales charge imposed on Class F Share redemptions.

For example, if a shareholder already owns Class F Shares having current value at the public offering price of $1 million and purchases an additional

$1 million at the current public offering price, the applicable contingent deferred sales charge would be reduced to 0.50% of those additional Class F

Shares.



To receive the sales charge reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the purchase is made that Class A Shares or Class F Shares are already owned or that purchases are being combined. The Fund will reduce or eliminate the sales charge after it confirms the purchases.



CONCURRENT PURCHASES



Shareholders have the privilege of combining concurrent purchases of the same

Share class of two or more funds in the Federated Complex in calculating the applicable sales charge.



To receive a sales charge reduction or elimination, Federated Securities

Corp. must be notified by the shareholder in writing or by his financial intermediary at the time the concurrent purchases are made. The Fund will reduce or eliminate the sales charge after it confirms the purchases.



LETTER OF INTENT



A shareholder can sign a letter of intent committing to purchase a certain amount of the same Share class within a 13-month period in order to combine such purchases in calculating the applicable sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If the shareholder completes the commitment, the escrowed Shares will be released to their account. If the commitment is not completed within 13 months, the custodian will redeem an appropriate number of escrowed Shares to pay for the applicable sales charge.



The letter of intent for Class F Shares also includes a provision for reductions in the contingent deferred sales charge and holding period depending on the amount actually purchased within the 13-month period.



While this letter of intent will not obligate the shareholder to purchase

Class A Shares or Class F Shares, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares or Class F Shares of any Federated Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. The letter may be dated as of a prior date to include any purchase made within the past 90 days. Prior trade prices will not be adjusted.



REINVESTMENT PRIVILEGE



The reinvestment privilege is available for all Shares of the Fund within the same Share class.



Class A and Class F shareholders who redeem from the Fund

may reinvest the redemption proceeds back into the same Share class at the next determined net asset value without any sales charge. The original Shares must have been subject to a sales charge and the reinvestment must be within

120 days.



Similarly, Class C and Class F shareholders who redeem may reinvest their redemption proceeds in the same Share class within 120 days. Class B Shares also may be reinvested within 120 days of redemption, although such reinvestment will be made into Class A Shares. Shareholders would not be entitled to a reimbursement of the contingent deferred sales charge if paid at the time of redemption on any Share class. However, reinvested Shares would not be subject to a contingent deferred sales charge, if otherwise applicable, upon later redemption.



In addition, if Shares were reinvested through a financial intermediary, the financial intermediary would not be entitled to an advanced payment from

Federated Securities Corp. on the reinvested Shares, if otherwise applicable. Federated Securities Corp. must be notified by the shareholder in writing or by his financial intermediary of the reinvestment in order to eliminate a sales charge or a contingent deferred sales charge. If the shareholder redeems Shares in the Fund, there may be tax consequences.



CONVERSION OF CLASS B SHARES



Class B Shares will automatically convert into Class A Shares on or around the 15th of the month eight full years from the purchase date and will no longer be subject to a fee under the distribution plan. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class

A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to

Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such a ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES





These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment,

telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options,

account designations, and addresses.





By adopting the Distribution Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.



Other benefits, which may be realized under either arrangement, may include:

(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.





For the fiscal period ending August 31, 1998, the Fund paid distribution fees on behalf of Class B and Class C Shares in the amounts of $220,744 and

$25,747, respectively. In addition, for this period, the Fund paid shareholder services fees on behalf of Class A Shares, Class B Shares, Class

C Shares, and Class F Shares in the amounts of $252,181, $73,581, $8,582, and

$805,707, respectively.





CONVERSION TO FEDERAL FUNDS



It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Shareholders Services acts as the shareholder's agent in depositing checks and converting them to federal funds.



PURCHASES BY SALES REPRESENTATIVES, FUND DIRECTORS, AND EMPLOYEES



The following individuals and their immediate family members may buy Class A

Shares and Class F Shares at net asset value without a sales charge:



* Directors, employees, and sales representatives of the Fund, Federated

Advisers, and Federated Securities Corp. and its affiliates;



* Federated Life Members (Class A Shares only);



* any associated person of an investment dealer who has a sales agreement with

Federated Securities Corp.; and



* trusts, pensions, or profit-sharing plans for these individuals.



These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.



DETERMINING NET ASSET VALUE

The Fund's net asset value per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class.



Net asset value is not determined on (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no

Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Martin Luther

King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day,

Labor Day, Thanksgiving Day, and Christmas Day.



VALUING MUNICIPAL BONDS



The Directors use an independent pricing service to value municipal bonds.

The independent pricing service takes into consideration yield, stability,

risk, quality, coupon rate, maturity, type of issuer, trading characteristics, special circumstances of a security or trading market, and any other factors or market data it considers relevant in determining valuations for normal institutional size trading units of debt securities and does not rely exclusively on quoted prices.



USE OF AMORTIZED COST



The Directors have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Directors.



REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value after the Fund receives the redemption request. Shareholder redemptions may be subject to a contingent deferred sales charge. Redemption procedures are explained in the respective prospectuses under "Redeeming and Exchanging Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.



REDEMPTION IN KIND





The Fund is obligated to redeem Shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Directors determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.





CONTINGENT DEFERRED SALES CHARGE





In computing the amount of the applicable contingent deferred sales charge,

redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains;

(2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares; (3) Shares held for fewer than six years with respect to Class B Shares and for less than one full year from the date of purchase with respect to Class C Shares on a first-in, first-out basis.





ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES





To qualify for elimination of the contingent deferred sales charge through a

Systematic Withdrawal Program, the redemptions of Class B Shares must be from an account that is at least 12 months old, has all Fund distributions reinvested in Fund Shares, and has an account value of at least $10,000 when the Systematic Withdrawal Program is established. Qualifying redemptions may not exceed 1% monthly of the account value as periodically determined by the

Fund. The amounts that a shareholder may withdraw under a Systematic

Withdrawal Program that qualify for elimination of the contingent deferred sales charge may not exceed 12% annually with reference initially to the value of the Class B Shares upon establishment of the Systematic Withdrawal

Program and then as calculated at the annual valuation date. Redemptions on a qualifying Systematic Withdrawal Program can be made at a rate of 1% monthly,

3% quarterly, or 6% semi-annually with reference to the applicable account valuation amount. Amounts that exceed the 12% annual limit for redemption, as described, may be subject to the contingent deferred sales charge. To the extent that a shareholder exchanges Shares for Class B Shares of other

Federated Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the 12-month holding requirement. However, for purposes of meeting the $10,000 minimum account value requirement, Class B

Share accounts will be not be aggregated. Any Shares purchased prior to the termination of this program would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares.



TAX STATUS

THE FUND'S TAX STATUS



The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must,

among other requirements:



* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;



* invest in securities within certain statutory limits; and



* distribute to its shareholders at least 90% of its net income earned during the year.



SHAREHOLDERS' TAX STATUS



No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.



CAPITAL GAINS



Capital gains or losses may be realized on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity.

Sales would generally be made because of:



* the availability of higher relative yields;



* differentials in market values;



* new investment opportunities;



* changes in creditworthiness of an issuer; or



* an attempt to preserve gains or limit losses.



Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested and regardless of the length of time the shareholder has owned the Shares. Any loss by a shareholder on Shares held for less than six months and sold after a capital gains distribution will be treated as a long-term capital loss to the extent of the capital gains distribution.



TOTAL RETURN

The Fund's average annual total returns based on offering price for the following periods ended August 31, 1998 were:



              DATE OF INITIAL                                      SINCE
SHARE CLASS  PUBLIC INVESTMENT  ONE-YEAR  FIVE-YEARS  TEN-YEARS  INCEPTION
Class A          8/5/96           8.91%      --          --        8.17%
Class B          8/5/96           8.08%      --          --        7.34%
Class C          8/5/96           8.11%      --          --        7.36%
Class F          4/10/87          8.91%     5.34%       7.70%      7.46%


The average annual total return for all classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a

$1,000 initial investment to the ending redeemable value of that investment.

The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000,

less any applicable sales charge, adjusted over the period by any additional

Shares, assuming a quarterly reinvestment of all dividends and distributions. Any applicable contingent deferred sales charge is deducted from the ending value of the investments based on the lesser of the original purchase price or the offering price of Shares redeemed.



YIELD

The Fund's yields for the thirty-day period ended August 31, 1998, were:



SHARE CLASS   YIELD
Class A       4.33%
Class B       3.79%
Class C       3.79%
Class F       4.49%




The yield for all classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the SEC) earned by any class of Shares over a thirty-day period by the maximum offering price per Share of any class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by any class of

Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.



To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.



TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yields for the thirty-day period ended August 31,

1998, were:



SHARE CLASS   YIELD
Class A       6.01%
Class B       5.26%
Class C       5.26%
Class F      6.24%




The tax-equivalent yield of the Fund is calculated similarly to the yield,

but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax and assuming that income is

100% tax-exempt.



TAX-EQUIVALENCY TABLE



The Fund may also use a tax-equivalency table in advertising and sales literature. The interest earned by the municipal bonds in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates,

a "tax-exempt" investment is an attractive choice for investors,

particularly in times of narrow spreads between tax-free and taxable yields



          TAXABLE YIELD EQUIVALENT FOR 1998
               MULTISTATE MUNICIPAL FUND

FEDERAL INCOME TAX BRACKET:

           15.00%    28.00%      31.00%    36.00%       39.60%
JOINT         $1-  $42,351-  $102,301-   $155,951         over
RETURN     42,350   102,300    155,950    278,450    $278,450
SINGLE        $1-  $25,351-   $61,401-   $128,101         over
RETURN     25,350    61,400    128,100    278,450     $278,450


TAX-EXEMPT
 YIELD             TAXABLE YIELD EQUIVALENT

     1.00%  1.18%     1.39%      1.45%      1.56%        1.66%
     1.50%  1.76%     2.08%      2.17%      2.34%        2.48%
     2.00%  2.35%     2.78%      2.90%      3.13%        3.31%
     2.50%  2.94%     3.47%      3.62%      3.91%        4.14%
     3.00%  3.53%     4.17%      4.35%      4.69%        4.97%
     3.50%  4.12%     4.86%      5.07%      5.47%        5.79%
     4.00%  4.71%     5.56%      5.80%      6.25%        6.62%
     4.50%  5.29%     6.25%      6.52%      7.03%        7.45%
     5.00%  5.88%     6.94%      7.25%      7.81%        8.28%
     5.50%  6.47%     7.64%      7.97%      8.59%        9.11%
     6.00%  7.06%     8.33%      8.70%      9.38%        9.93%
     6.50%  7.65%     9.03%      9.42%     10.16%       10.76%
     7.00%  8.24%     9.72%     10.14%     10.94%       11.59%
     7.50%  8.82%    10.42%     10.87%     11.72%       12.42%
     8.00%  9.41%    11.11%     11.59%     12.50%       13.25%




Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.



The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund Shares.



 *Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.



PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:



* portfolio quality;



* average portfolio maturity;



* type of instruments in which the portfolio is invested;



* changes in interest rates and market value of portfolio securities;



* changes in Fund expenses; and



* various other factors.



The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance,

investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the high yield municipal bond funds category in advertising and sales literature.



LEHMAN BROTHERS REVENUE BOND INDEx is a total return performance benchmark for the long-term, investment grade, revenue bond market. Returns and attributes for the index are calculated semi-monthly.





LEHMAN BROTHERS MUNICIPAL BOND INDEX is a broad market performance benchmark for the tax-exempt bond market.





MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-

weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-

listed mutual funds of all types, according to their risk-adjusted returns.

The maximum rating is five stars, and ratings are effective for two weeks.



Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the

Fund based on monthly reinvestment of dividends over a specified period of time.



Advertisements may quote performance information which does not reflect the effect of the sales charge.





Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding,

dollar-cost averaging, and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts,

certificates of deposit, and Treasury bills.





ECONOMIC AND MARKET INFORMATION



Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the

Investment Company Institute.


ABOUT FEDERATED INVESTORS, INC.

Federated Investors, Inc. is dedicated to meeting investor needs which is reflected in its investment decision making-- structured, straightforward,

and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.



The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.



In the municipal sector, as of December 31, 1997, Federated Investors, Inc.

managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976,

Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The

Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated Investors, Inc. are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson, III; and

global equities and fixed income-- Henry A. Frantzen. The Chief Investment

Officers are Executive Vice Presidents of the Federated advisory companies.



MUTUAL FUND MARKET



Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*



Federated Investors, Inc., through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:



INSTITUTIONAL CLIENTS



Federated Investors, Inc. meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management.

Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.



BANK MARKETING



Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients'

portfolios. The marketing effort to trust clients is headed by Timothy C.

Pillion, Senior Vice President, Bank Marketing & Sales.



BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES



Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by

James F. Getz, President, Federated Securities Corp.



FINANCIAL STATEMENTS

The Financial Statements for the fiscal year ended August 31, 1998, are incorporated herein by reference to the Annual Report to Shareholders of the

Fund dated October 31, 1998 (File Nos. 33-11410 and 811-4533). A copy of this report may be obtained without charge by contacting the Fund.



 *Source: Investment Company Institute












Federated Municipal Opportunities Fund, Inc.







Class F Shares





PROSPECTUS





The Class F Shares of Federated Municipal Opportunities Fund, Inc. (the

"Fund") represent interests in a diversified, open-end, management investment company (a mutual fund) that seeks a high level of current income exempt from the federal regular income tax by investing primarily in a professionally managed, diversified portfolio of municipal bonds.







THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



This prospectus contains the information you should read and know before you invest in Class F Shares of the Fund. Keep this prospectus for future reference.



THE FUND MAY INVEST PRIMARILY IN LOWER RATED MUNICIPAL BONDS, COMMONLY REFERRED TO AS "JUNK BONDS." INVESTMENTS OF THIS TYPE ARE SUBJECT TO A GREATER RISK OF LOSS OF PRINCIPAL AND INTEREST THAN INVESTMENTS IN HIGHER RATED MUNICIPAL SECURITIES. PURCHASERS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THIS FUND.



The Fund's investment adviser will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers.



The Fund has also filed a Statement of Additional Information for Class A

Shares, Class B Shares, Class C Shares, and Class F Shares dated November 30,

1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of

Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-

7400. To obtain other information or to make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site

(http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Prospectus dated November 30, 1998



TABLE OF CONTENTS



Summary of Fund Expenses   1

Financial Highlights-Class F Shares  2

General Information   3

Calling the Fund   3

Year 2000 Statement   3

Investment Information   3

Investment Objective   3

Investment Policies   3

Investment Risks   5

High Yield Securities   6

Reducing Risks of Lower Rated Securities   6

Investment Limitations   7

Net Asset Value   7

Investing in the Fund   7

Purchasing Shares   7

Purchasing Shares Through a Financial Intermediary    8

Purchasing Shares by Wire    8

Purchasing Shares by Check    8

Systematic Investment Program    8

Eliminating the Sales Charge   8

Redeeming and Exchanging Shares   9

Redeeming or Exchanging Shares

Through a Financial Intermediary   9

Redeeming or Exchanging Shares by Telephone   9

Redeeming or Exchanging Shares by Mail   9

Requirements for Redemption    10

Requirements for Exchange   10

Systematic Withdrawal Program   10

Contingent Deferred Sales Charge    10

Account and Share Information   11

Confirmations and Account Statements   11

Dividends and Distributions   11

Accounts with Low Balances   11

Fund Information   11

Management of the Fund   11

Distribution of Class F Shares   12

Distribution Plan and Shareholder Services   12

Supplemental Payments

to Financial Institutions   12

Administration of the Fund   13

Administrative Services   13

Shareholder Information    13

Tax Information   13

Federal Income Tax   13

State and Local Taxes   14

Performance Information   14

Other Classes of Shares   14

Appendix   15



SUMMARY OF FUND EXPENSES





CLASS F SHARES

SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases

(as a percentage of offering price)                                             1.00%

Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of

offering price)                                                                 None

Contingent Deferred Sales Charge (as a percentage of original purchase

 price or redemption proceeds, as applicable)(1)                                1.00%

Redemption Fee (as a percentage of amount redeemed, if applicable)              None

Exchange Fee                                                                    None




ANNUAL OPERATING EXPENSES

(As a percentage of average net assets)


Management Fee                                                                  0.60%

12b-1 Fee(2)                                                                    0.00%

Total Other Expenses                                                            0.48%

Shareholder Services Fee(3)                                               0.25%

Total Operating Expenses                                                        1.08%




 (1) The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the net asset value of shares redeemed within four years of their purchase date. For a more complete description see "Contingent

Deferred Sales Charge."



 (2) The Fund has no present intention of paying or accruing the 12b-1 fee during the fiscal year ended August 31, 1999. If the Fund were paying or accruing the 12b-1 fee, the Fund would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Fund Information." Long-

term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National

Association of Securities Dealers, Inc.



 (3) The maximum shareholder services fee is 0.25%.





The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class F Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.







EXAMPLE

You would pay the following expenses on a $1,000 investment,

assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge.


1 Year                                                           $ 31

3 Years                                                          $ 55

5 Years                                                          $ 81

10 Years                                                         $155




You would pay the following expenses on the same investment,

assuming no redemption.


1 Year                                                           $ 21

3 Years                                                          $ 44

5 Years                                                          $ 69

10 Years                                                         $140








     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE
SHOWN.



FINANCIAL HIGHLIGHTS--CLASS F SHARES



(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



The following table has been audited by Deloitte & Touche LLP, the Fund's independent auditors. Their report dated October 9, 1998, on the Fund's financial statements for the year ended August 31, 1998, and on the following table for each of the periods presented, is included in the Annual Report dated August 31, 1998, which is incorporated by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained from the Fund.







                                                                     YEAR ENDED AUGUST 31,

                               1998      1997     1996       1995      1994       1993      1992      1991     1990     1989


NET ASSET VALUE,

BEGINNING OF PERIOD           $10.67    $10.33   $10.71     $10.56    $11.28     $10.78    $10.39    $10.00   $10.23   $ 9.76

INCOME FROM INVESTMENT

OPERATIONS

Net investment income           0.55      0.54     0.69       0.63      0.61       0.62      0.66      0.70     0.72     0.74

Net realized and unrealized

gain (loss)

on investments                  0.38      0.37    (0.42)      0.15     (0.73)      0.51      0.39      0.40    (0.23)    0.49

Total from investment

operations                      0.93      0.91     0.27       0.78     (0.12)      1.13      1.05      1.10     0.49     1.23

LESS DISTRIBUTIONS

Distributions from net

investment income              (0.56)    (0.57)    (0.65)    (0.63)    (0.60)     (0.63)    (0.66)    (0.71)   (0.72)   (0.76)

NET ASSET VALUE,

END OF PERIOD                 $11.04    $10.67    $10.33    $10.71    $10.56     $11.28    $10.78    $10.39   $10.00   $10.23

TOTAL RETURN(A)                 8.91%     9.07%     2.47%     7.73%    (1.06%)    10.86%    10.45%    11.37%    4.98%   13.09%

RATIOS TO AVERAGE

NET ASSETS

Expenses                        1.08%     1.08%     1.08%     1.08%     1.09%      1.09%     1.05%     1.02%    1.01%    0.90%

Net investment income           4.98%     5.23%     5.91%     6.18%     5.56%      5.65%     6.18%     6.86%    7.07%    7.27%

Expense waiver/

reimbursement(b)                0.00%     0.01%     0.01%     0.00%     0.00%      0.00%     0.14%     0.33%    0.39%    0.83%

SUPPLEMENTAL DATA

Net assets, end of period

(000 omitted)               $317,178  $331,588  $383,028  $426,010  $472,232   $458,331  $248,768  $135,628  $89,907  $62,501

Portfolio turnover                41%       20%       22%       13%       27%         7%       14%       18%      24%      24%






 (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.



 (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



FURTHUR INFORMATION ABOUT THE FUND'S PERFORMANCE IS CONTAINED IN THE FUND'S ANNUAL REPORT, DATED AUGUST 31, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.





GENERAL INFORMATION





The Fund was incorporated under the laws of the State of Maryland on November

26, 1986. Shares of the Fund are offered in four classes of shares known as

Class A Shares, Class B Shares, Class C Shares, and Class F Shares which represent interests in a single portfolio of securities. The Fund is designed for individuals as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of high income municipal bonds.

This prospectus relates to Class F Shares ("Shares") of the Fund.





The Fund's current net asset value and offering price may be found in the mutual funds section of local newspapers under "Federated" and the appropriate class designation listing.



CALLING THE FUND



Call the Fund at 1-800-341-7400.



YEAR 2000 STATEMENT



Like other mutual funds and business organizations worldwide, the Fund's service providers (among them, the adviser, distributor, administrator and transfer agent) must ensure that their computer systems are adjusted to properly process and calculate date-related information from and after

January 1, 2000. Many software programs and, to a lesser extent, the computer hardware in use today cannot distinguish the year 2000 from the year 1900.

Such a design flaw could have a negative impact in the handling of securities trades, pricing and accounting services. The Fund and its service providers are actively working on necessary changes to computer systems to deal with the year 2000 issue and believe that systems will be year 2000 compliant when required. Analysis continues regarding the financial impact of instituting a year 2000 compliant program on the Fund's operations.



INVESTMENT INFORMATION



INVESTMENT OBJECTIVE



The investment objective of the Fund is to provide a high level of current income which is generally exempt from the federal regular income tax (federal regular income tax does not include the federal alternative minimum tax). The investment objective cannot be changed without approval of shareholders.

While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.





The Fund pursues its investment objective by investing primarily in a diversified portfolio of municipal bonds. As a matter of fundamental investment policy, the Fund invests its assets so that at least 80% of its annual interest income is exempt from federal regular income tax. As a matter of non-fundamental investment policy, under normal circumstances, the Fund will invest primarily in lower quality municipal bonds. These bonds will usually offer higher yields than higher rated bonds but involve greater investment risk at the time of issue. (See "Investment Risks.")





INVESTMENT POLICIES



Unless otherwise designated, the investment policies described below may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.



ACCEPTABLE INVESTMENTS





Municipal bonds are debt obligations issued by or on behalf of states,

territories and possessions of the United States, including the District of

Columbia, and their political subdivisions, agencies and instrumentalities,

the interest from which is exempt from the federal regular income tax. It is likely, however, that shareholders will be required to include interest from a portion of the municipal bonds owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.





CHARACTERISTICS



The municipal bonds in which the Fund generally invests are rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") or rated BBB or lower by

Standard & Poor's ("S&P"). The Fund may buy bonds which are unrated but which the adviser judges to be similar in quality to those rated bonds which it purchases. (See "High Yield Securities.") A description of the ratings categories is contained in the Appendix to this prospectus.





The Fund may invest any or all of its assets in higher quality tax-exempt securities when the difference in returns between those securities and lower quality securities is very narrow or when the adviser expects increased volatility in interest rates. This may reduce the Fund's current income.





WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS



The Fund may purchase securities on a when-issued or delayed delivery basis.

These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.





The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.





INVERSE FLOATERS



The Fund may invest in securities known as "inverse floaters" which represent interests in municipal securities. The Fund intends to purchase inverse floaters to assist in duration management and to seek current income. These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term municipal securities or an index of short-term municipal securities. The interest rates on inverse floaters will typically decline as short-term market interest rates increase and increase as short-term market rates decline. Inverse floaters will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floaters will generally be more volatile than the market values of fixed-rate municipal securities. Typically, the portion of the portfolio invested in inverse floaters will be subject to additional volatility.



FINANCIAL FUTURES



The Fund may purchase and sell interest rate and index financial futures contracts. These financial futures contracts may be used to hedge all or a portion of its portfolio against changes in the market value of portfolio securities and interest rates, provide additional liquidity, and accomplish its current strategies in a more expeditious fashion. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.



As a matter of investment policy, which may be changed without shareholder approval, the Fund may not purchase or sell futures contracts if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of municipal securities, cash or cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker,

if legally permitted) to collateralize the position.



RISKS



When the Fund uses financial futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements.



In these events, the Fund may lose money on the futures contract. It is not certain that a secondary market for positions in futures contracts will exist at all times. Although the investment adviser will consider liquidity before entering into futures transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract at any particular time. The Fund's ability to establish and close out futures positions depends on this secondary market.



TEMPORARY INVESTMENTS



The Fund invests its assets so that at least 80% of its annual interest income is exempt from the federal regular income tax, except when investing for "defensive" purposes as described below. This policy cannot be changed without approval of shareholders. From time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest all of its assets in higher quality tax-exempt or taxable temporary investments. These temporary investments include: fixed or variable rate notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S.

government, its agencies or instrumentalities; other debt securities;

commercial paper; certificates of deposit of banks; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).



There are no rating requirements applicable to temporary investments.

However, the investment adviser will limit temporary investments to those it considers to be of good quality.



OTHER INVESTMENT TECHNIQUES



The Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights may be referred to as "liquidity puts" or

"standby commitments."



The Fund may also hedge all or a portion of its investments by entering into futures contracts or options on them. Any gains realized on futures contracts and options thereon are taxable. The Fund will notify shareholders before it engages in these futures transactions.



PORTFOLIO TURNOVER



Although the Fund does not intend to invest for the purpose of seeking short-

term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held.



MUNICIPAL BONDS



Municipal bonds are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. Municipal bonds are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Certain types of "private activity" municipal bonds are issued to obtain funding for privately operated facilities.



There are two categories of municipal bonds: general obligation and revenue.

General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility. Payment of principal and interest on such bonds is dependent solely on the revenue generated by the facility financed by the bond or other specified sources of revenue or collateral. Private activity bonds are typically one type of "revenue" bonds.



In most cases, lower quality bonds are private activity bonds or other revenue bonds which are not payable from general tax revenues. The Fund may invest more than 25% of the value of its assets in private activity bonds which may result in more than 25% of the Fund's assets being invested in one industry. It is also possible that the Fund may from time to time invest more than 25% of its assets in health care facilities revenue obligations, housing agency revenue obligations or electric utility obligations. Economic,

business, political and other developments generally affecting the revenues of issuers in such a market segment (for example, proposed legislation or pending court decisions affecting the financing of projects and market factors affecting the demand for their services or products) may have a general adverse impact on all municipal bonds in the segment.



The Fund does not intend to purchase securities if, as a result of such purchase, more than 25% of the value of its total assets would be invested in the securities of governmental subdivisions located in any one state,

territory or possession of the United States.



INVESTMENT RISKS



The value of Shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal bonds in the Fund's portfolio as well as on market conditions. Generally speaking, the lower quality, long-term bonds in which the Fund invests have greater fluctuation in value than high quality, shorter-term bonds.



Municipal bond prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a bond was purchased, the bond, if sold,

might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a bond was purchased, the bond, if sold,

might be sold at a price greater than its cost. (In either instance, if the bond was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)



Prices of lower grade bonds also fluctuate with changes in the perceived quality of the credit of their issuers. Consequently, Shares may not be suitable for persons who cannot assume the somewhat greater risks of capital depreciation associated with higher tax-exempt income yields. In addition,

lower grade bonds have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds.



A large portion of the Fund's portfolio may be invested in bonds whose interest payments are from revenues of similar projects (such as housing or hospitals) or where issuers share the same geographic location. As a result,

the Fund may be more susceptible to similar economic, political or regulatory developments than would a portfolio of bonds with a greater geographic and project variety. This susceptibility may result in greater fluctuations in share price.



Many issuers of municipal bonds which have characteristics of rated bonds choose to not have their obligations rated. Unrated bonds may carry a greater risk and a higher yield than rated securities. Although unrated bonds are not necessarily of lower quality, the market for them may not be as broad as that for rated bonds since many investors rely solely on the major rating agencies for credit appraisal.



HIGH YIELD SECURITIES



The Fund invests in municipal securities rated Ba or lower by Moody's or rated BB or lower by S&P (commonly known as "junk bonds"). There is no minimal acceptable rating for a security to be purchased or held in the

Fund's portfolio, and the Fund may, from time to time, purchase or hold securities rated in the lowest rating category or securities in default.



Lower rated securities will usually offer higher yields than higher rated securities. However, there is more risk associated with these investments.

This is because of reduced creditworthiness and increased risk of default.

Regarding lower rated debt securities: (i) an economic downturn may have a more significant effect on the yield, price and potential for default as compared to debt securities of higher quality; (ii) the secondary market for such securities may at times be less liquid or respond more adversely to negative publicity or investor perceptions, making it more difficult to value or dispose of the securities; (iii) the likelihood that these securities will help the Fund achieve its investment objective is more dependent on the adviser's own credit analysis; and (iv) lower rated debt securities may be less sensitive to interest rate changes.



The Fund may, from time to time, own zero coupon bonds. A zero coupon bond makes no periodic interest payments and the entire obligation becomes due only upon maturity. The prices of zero coupon bonds are generally more sensitive to fluctuations in interest rates than are conventional bonds.

Although these securities pay no interest to holders prior to maturity,

interest on these securities is reported as income to the Fund and distributed to shareholders.



<R

REDUCING RISKS OF LOWER RATED SECURITIES





The Fund's investment adviser believes that the risks of investing in lower rated securities can be reduced. The professional portfolio management techniques used by the Fund to attempt to reduce these risks include:



CREDIT RESEARCH



When purchasing bonds, rated or unrated, the Fund's investment adviser performs its own credit analysis in addition to using recognized rating agencies. This credit analysis considers the economic feasibility of revenue bond project financing and general purpose borrowings, the financial condition of the issuer or guarantor with respect to liquidity, cash flow and ability to meet anticipated debt service requirements, and political developments that may affect credit quality.



DIVERSIFICATION



The Fund invests in securities of many different issuers to reduce portfolio risks.



ECONOMIC ANALYSIS



The Fund's adviser also considers trends in the overall economy, in geographic areas, in various industries, and in the financial markets.



INVESTMENT LIMITATIONS



The Fund will not:



* borrow money directly or through reverse repurchase agreements

(arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an arrangement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may, exclusive of custodian intra-day cash advances and the collateralization of such advances, borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings; or



* invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for certain restricted securities which meet the criteria for liquidity as established by the Directors.



* The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.



* The Fund will not invest more than 5% of its total assets in securities of one issuer (except cash and cash items and U.S. government obligations).



NET ASSET VALUE



The Fund's net asset value ("NAV") per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.



All purchases, redemptions and exchanges are processed at the NAV next determined after the request in proper form is received by the Fund. The NAV is determined as of the close of trading on the New York Stock Exchange

(normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open.



INVESTING IN THE FUND



This prospectus offers Class F Shares with the characteristics described below.





                                CLASS F

Minimum and Subsequent

 Investment Amount            $1500/$100

Maximum Sales Charge*            1.00%

Maximum Contingent Deferred

 Sales Charge**                  1.00%





 * This is 1.01% of the net amount invested. There is no sales charge for purchases of $1 million or more. In addition, no sales charge is imposed for

Shares purchased through certain entities or programs. Please see the section entitled "Eliminating the Sales Charge."



 ** Computed on the lesser of the NAV of the redeemed Shares at the time of purchase or the NAV of the redeemed Shares at the time of redemption.



  The following contingent deferred sales charge schedule applies to Class F

Shares:



                                              CONTINGENT

                                               DEFERRED

AMOUNT OF PURCHASE          SHARES HELD      SALES CHARGE

Up to $1,999,999         Four Years or less      1.00%

$2,000,000 to $4,999,999  Two Years or less      0.50%

$5,000,000 or more         One Year or less      0.25%







PURCHASING SHARES



Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial intermediary (such as a bank or broker/dealer) or by sending a wire or check directly to the Fund. Financial intermediaries may impose different minimum investment requirements on their customers. An account must be established with a financial intermediary or by completing, signing,

and returning the new account form available from the Fund before Shares can be purchased. Shareholders in Class F Shares of certain other funds advised and distributed by affiliates of Federated Investors, Inc. ("Federated

Funds") may exchange their Shares for Class F Shares of the Fund. The Fund reserves the right to reject any purchase or exchange request.



In connection with any sale, Federated Securities Corp. may, from time to time, offer certain items of nominal value to any shareholder or investor.



PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY



Orders placed through a financial intermediary are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial intermediaries must be received by the financial intermediary and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial intermediary's responsibility to transmit orders promptly. Financial intermediaries may charge fees for their services.



The financial intermediary which maintains investor accounts in Class F Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial intermediaries may be subject to reclaim by the distributor for accounts transferred to financial intermediaries which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.



PURCHASING SHARES BY WIRE





Shares may be purchased by Federal Reserve wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received when State Street Bank receives payment by wire. Federal funds should be wired as follows: Federated Shareholder Services Company, c/

o State Street Bank and Trust Company, Boston, MA 02266-8600; Attention:

EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number-this number can be found on the account statement or by contacting the Fund); Account

Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee

or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.





PURCHASING SHARES BY CHECK



Shares may be purchased by mailing a check made payable to the name of the Fund

(designate class of Shares and account number) to: Federated Shareholder

Services Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds

(normally the business day after the check is received).



SYSTEMATIC INVESTMENT PROGRAM



Under this program, funds in a minimum amount of $50 may be automatically withdrawn periodically from the shareholder's checking account at an

Automated Clearing House ("ACH") member and invested in the Fund.

Shareholders should contact their financial intermediary or the Fund to participate in this program.



ELIMINATING THE SALES CHARGE



Class F Shares are sold at NAV, plus a sales charge. However:



NO SALES CHARGE IS IMPOSED FOR CLASS F SHARES PURCHASED:



* through bank trust departments or investment advisers registered under the

Investment Advisers Act of 1940 purchasing on behalf of their clients;



* by sales representatives, Directors, and employees of the Fund, Federated

Advisers, Federated Securities Corp. or their affiliates and their immediate family members;



* by any investment dealer who has a sales agreement with Federated Securities

Corp. and their immediate family members, or by any trusts or pension or profit-sharing plans for these persons or retirement plans where the third party administrator has entered into certain arrangements with Federated

Securities Corp. or its affiliates.



IN ADDITION, THE SALES CHARGE CAN BE ELIMINATED BY:



* purchasing Class F Shares in quantity;



* combining concurrent purchases of Class F Shares



   * by you, your spouse, and your children under age 21, or;



   * of two or more Federated Funds (other than money market funds);



* accumulating purchases (in calculating the sales charge on an additional purchase of Class A Shares, you may count the current value of previous Class

A Share purchases still invested in the Fund);



* signing a letter of intent to purchase a specific dollar amount of Class F

Shares  within 13 months; or



* using the reinvestment privilege within 120 days of redeeming Class F Shares of an equal or lesser amount.



Consult a financial intermediary or Federated Securities Corp. for details on these programs. In order to eliminate the sales charge or receive sales charge reductions, Federated Securities Corp. must be notified by the shareholder in writing or by a financial intermediary at the time of purchase.



DEALER CONCESSION



For sales of Shares,  a dealer will normally receive up to 100% of the appicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales charge retained by it. The sales charge for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp.



Federated Securities Corp. may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the establishment of customer accounts and purchases of Shares.



REDEEMING AND EXCHANGING SHARES





Shares of the Fund may be redeemed for cash or exchanged for Class F Shares of other Federated Funds on days on which the Fund computes its NAV. Shares are redeemed at NAV less any applicable contingent deferred sales charge.

Exchanges are made at NAV. Shareholders who desire to automatically exchange

Shares, of a like Share class, in a pre-determined amount on a monthly,

quarterly, or annual basis, may take advantage of a systematic exchange privilege. Information on this privilege is available from the Fund or your financial intermediary. Depending upon the circumstances, a capital gain or loss may be realized when Shares are redeemed or exchanged.





REDEEMING OR EXCHANGING SHARES THROUGH A FINANCIAL INTERMEDIARY



Shares of the Fund may be redeemed or exchanged by contacting your financial intermediary before 4:00 p.m. (Eastern time). In order for these transactions to be processed at that day's NAV, financial intermediaries (other than broker/dealers) must transmit the request to the Fund before 4:00 p.m.

(Eastern time), while broker/dealers must transmit the request to the Fund before 5:00 p.m. (Eastern time). The financial intermediary is responsible for promptly submitting transaction requests and providing proper written instructions. Customary fees and commissions may be charged by the financial intermediary for this service. Appropriate authorization forms for these transactions must be on file with the Fund.



REDEEMING OR EXCHANGING SHARES BY TELEPHONE





Shares acquired directly from the Fund may be redeemed in any amount, or exchanged, by calling 1-800-341-7400. Appropriate authorization forms for these transactions must be on file with the Fund. Shares held in certificate form must first be returned to the Fund as described in the instructions under "Redeeming or Exchanging Shares by Mail." Redemption proceeds will either be mailed in the form of a check to the shareholder's address of record or wire-transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through an ACH member will not be wired until that method of payment has cleared.







Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone.

If this occurs, "Redeeming or Exchanging Shares by Mail" should be considered. The telephone transaction privilege may be modified or terminated at any time. Shareholders would be promptly notified.



REDEEMING OR EXCHANGING SHARES BY MAIL



Shares may be redeemed in any amount, or exchanged, by mailing a written request to: Federated Shareholder Services Company, Fund Name, Share Class,

P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they must accompany the written request. It is recommended that certificates be sent unendorsed by registered or certified mail.



All written requests should state: Fund Name and the Share Class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount of the transaction. An exchange request should also state the name of the Fund into which the exchange is to be made. All owners of the account must sign the request exactly as the

Shares are registered. A check for redemption proceeds is normally mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption or exchange request is processed.



REQUIREMENTS FOR REDEMPTION



Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal

Deposit Insurance Corporation; a member firm of a domestic stock exchange; or

any other "eligible guarantor institution," as defined in the Securities

Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.



REQUIREMENTS FOR EXCHANGE





Shareholders must exchange Shares having an NAV equal to the minimum investment requirements of the fund into which the exchange is being made.

Contact your financial intermediary directly or the Fund for free information on, and prospectuses for, the Federated Funds into which your Shares may be exchanged. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.





Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of shares of the other fund. Signature guarantees will be required to exchange between fund accounts not having identical shareholder registrations. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.



SYSTEMATIC WITHDRAWAL PROGRAM



Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder of not less than $100. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this  program through his financial intermediary or by calling the Fund.



Because participation in this program may reduce, and eventually deplete, the shareholder's investment in the Fund, payments under this program should not be considered as yield or income. It is not advisable for shareholders to continue to purchase Class F Shares subject to a sales charge while participating in this program. A contingent deferred sales charge will be imposed on Shares redeemed through this program within four years of their purchase dates.



CONTINGENT DEFERRED SALES CHARGE



The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. The contingent deferred sales charge will not be imposed with respect to Shares acquired through the reinvestment of dividends or distributions of long-term capital gains. In determining the applicability of the contingent deferred sales charge, the required holding period for your new Shares received through an exchange will include the period for which your original Shares were held.



ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE



Upon written notification to Federated Securities Corp. or the transfer agent, no contingent deferred sales charge will be imposed on redemptions:



* following the death or disability, as defined in Section 72(m)(7) of the

Internal Revenue Code of 1986, of the last surviving shareholder and any designated beneficiaries;



* representing a total or partial distribution from an Individual Retirement

Account, Keogh Plan, or a custodial account to a shareholder who has attained the age of 70-1/2;



* representing a total or partial distribution from a qualified plan, other than an individual Retirement Account, Keogh Plan, or a custodial account following retirement;



* which are involuntary redemptions of shareholder accounts that do not comply with the minimum balance requirements;



* which are reinvested in the Fund under the reinvestment privilege;



* of Shares held by Directors, employees and sales representatives of the Fund,

the distributor, or affiliates of the Fund or distributor, employees of any financial intermediary that sells Shares of the Fund pursuant to a sales agreement with the distributor, and their immediate family members to the extent that no payments were advanced for purchases made by these persons;

and



* of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940 or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial intermediary, to the extent that no payments were advanced for purchases made through such entities.



For more information regarding the contingent deferred sales charge or any of the above provisions, contact your financial intermediary or the Fund. The

Fund reserves the right to discontinue or modify these provisions.

Shareholders will be notified of such action.



ACCOUNT AND SHARE INFORMATION



CONFIRMATIONS AND ACCOUNT STATEMENTS



Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid.

The Fund will not issue share certificates.



DIVIDENDS AND DISTRIBUTIONS



Dividends are declared and paid monthly to all shareholders invested in the

Fund on the record date. Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date NAV without a sales charge, unless shareholders request cash payments on the new account form or by contacting the transfer agent.



ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, the Fund may close an account by redeeming all Shares and paying the proceeds to the shareholder if the account balance falls below the applicable minimum investment amount. Accounts where the balance falls below the minimum due to

NAV changes will not be closed in this manner. Before an account is closed,

the shareholder will be notified and allowed 30 days to purchase additional

Shares to meet the minimum.



FUND INFORMATION



MANAGEMENT OF THE FUND



DIRECTORS



The Fund is managed by the Board of Directors. The Directors are responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. An Executive Committee of the Directors handles the Director's responsibilities between meetings of the Directors.



INVESTMENT ADVISER



Investment decisions for the Fund are made by Federated Advisers, the Fund's investment adviser (the "Adviser"), subject to direction by the Directors.

The Adviser continually conducts investment research and supervision for the

Fund and is responsible for the purchase or sale of portfolio instruments,

for which it receives an annual fee from the Fund.



ADVISORY FEES



The Adviser receives an annual investment advisory fee equal to 0.60% of the

Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee or reimburse the Fund for certain operating expenses.

The Adviser can terminate this voluntary waiver of its advisory fee at any time at its sole discretion.



ADVISER'S BACKGROUND



Federated Advisers, a Delaware business trust organized on April 11, 1989,

is a registered investment adviser under the Investment Advisers Act of

1940. It is a subsidiary of Federated Investors, Inc. All of the Class A

(voting) shares of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, Chairman and Director of Federated

Investors, Inc., Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher

Donahue, who is President and Director of Federated Investors, Inc.



Federated Advisers and other subsidiaries of Federated Investors, Inc.

serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors, Inc. is

one of the largest mutual fund investment managers in the United States.

With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. The Federated Funds are presently at work in and through approximately 4,000 financial institutions nationwide.



Mary Jo Ochson has been the Fund's portfolio manager since May 1996. Ms.

Ochson joined Federated Investors, Inc. or its predecessor in 1982 and has been a Senior Vice President of the Fund's investment adviser since January

1996. From 1988 through 1995, Ms. Ochson served as a Vice President of the

Fund's investment adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.



J. Scott Albrecht has been the Fund's portfolio manager since May 1996. Mr.

Albrecht joined Federated Investors, Inc. or its predecessor in 1989 and has been a Vice President of the Fund's investment adviser since 1994. From 1992 to 1994, Mr. Albrecht served as an Assistant Vice President of the Fund's investment adviser. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.



Both the Fund and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions;

prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors, and could result in severe penalties.



DISTRIBUTION OF CLASS F SHARES





Federated Securities Corp. is the principal distributor for shares of the

Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated

Securities Corp. is a subsidiary of Federated Investors, Inc.





DISTRIBUTION PLAN AND SHAREHOLDER SERVICES



Under a distribution plan adopted in accordance with Investment Company Act

Rule 12b-1 (the "Plan"), the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and brokers/dealers to provide sales services or distribution-related support services as agents for their clients or customers. The Fund is not currently making payments for Class F Shares under the Distribution Plan, nor does it anticipate doing so in the immediate future.



The distributor will pay financial institutions a fee based upon Shares subject to the Plan and owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Directors of the Fund provided that for any period the total amount of these fees shall not exceed an annual rate of 0.25% of the average net asset value of shares subject to the Plan held during the period by clients or customers of financial institutions. The current annual rate of such fees is 0.25%. Any fees paid by the distributor under the Plan,

will be reimbursed from the assets of the Fund.





In addition, the Fund has entered into a Shareholder Services Agreement with

Federated Shareholder Services, a subsidiary of Federated Investors, Inc.,

under which the Fund may make payments up to 0.25% of the average daily net asset value of the Fund to obtain certain personal services for shareholders and to provide the maintenance of shareholder accounts. Under the Shareholder

Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.





SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS



The distributor will pay brokers and financial institutions, for distribution and/or administrative services, an amount equal to 1% of the offering price of the shares acquired by their clients or customers on purchases up to

$1,999,999, 0.50% of the offering price on purchases of $2,000,000 to

$4,999,999, and 0.25% of the offering price on purchases of $5,000,000 or more. (This fee is in addition to the 1% sales charge on purchases of less than $1 million.) Any fees paid by the distributor pursuant to these administrative arrangements will be reimbursed by the Adviser. The administrator may elect to receive amounts less than those stated, which would reduce the stated contingent deferred sales charge and/or the holding period used to calculate the fee.





Furthermore, in addition to payments made pursuant to the Plan and

Shareholder Services Agreement, the distributor and Federated Shareholder

Services may pay a supplemental fee from their own assets to financial institutions as financial assistance for providing substantial sales services, distribution-related support services, or shareholder services.

The support may include sponsoring sales, educational and training seminars at recreational-type facilities for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

Any payments made by the distributor and Federated Shareholder Services may be reimbursed by the Fund's Adviser or its affiliates.





ADMINISTRATION OF THE FUND



ADMINISTRATIVE SERVICES





Federated Services Company, a subsidiary of Federated Investors, Inc.,

provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated

Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all of the Federated Funds as specified below:



MAXIMUM       AVERAGE AGGREGATE

 FEE           DAILY NET ASSETS

0.150%   on the first $250 million

0.125%   on the next $250 million

0.100%   on the next $250 million

0.075%   on assets in excess of $750 million







The administrative fee received during any fiscal year shall be at least

$125,000 per portfolio and $30,000 per each additional class of shares.

Federated Services Company may choose voluntarily to waive a portion of its fee.



SHAREHOLDER INFORMATION



Each Share of the Fund gives the shareholder one vote in Director elections and other matters submitted to shareholders for vote. All Shares of each portfolio or class in the Fund have equal voting rights, except that in matters affecting only a particular portfolio or class, only Shares of that portfolio or class are entitled to vote.



Directors may be removed by the Directors or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the written request of shareholders owning at least 10% of the Fund's outstanding shares of all series entitled to vote.





As of November 5, 1998, the following shareholder of record owned 25% or more of the outstanding Shares of the Fund: Merrill Lynch Pierce Fenner & Smith

(as record owner holding Class F Shares for its clients), Jacksonville,

Florida, owned approximately 7,368,354 Class F Shares (25.97%) and,

therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.





TAX INFORMATION



FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986,

dividends representing net interest earned on some municipal bonds may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.



The alternative minimum tax, up to 28% of alternative minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference"

items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.



The Tax Reform Act of 1986 treats interest on certain "private activity"

bonds issued after August 7, 1986, as a tax preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Fund may purchase all types of municipal bonds, including private activity bonds. Thus, should it purchase any such bonds, a portion of the Fund's dividends may be treated as a tax preference item.



In addition, in the case of a corporate shareholder, dividends of the Fund which represent interest on municipal bonds may be subject to the 20%

corporate alternative minimum tax because the dividends are included in a corporation's "adjusted current earnings." The corporate alternate minimum tax treats 75% of the excess of a taxpayer's pre-tax "adjusted current earnings" over the taxpayer's alternative minimum taxable income as a tax preference item. "Adjusted current earnings" is based upon the concept of a corporation's "earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend, and alternative minimum taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are not private activity bonds, the difference will be included in the calculation of the corporation's alternative minimum tax.



Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.



These tax consequences apply whether dividends are received in cash or as additional shares. Information on the tax status of dividends and distributions is provided annually.



STATE AND LOCAL TAXES



Because interest received by the Fund may not be exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.



PERFORMANCE INFORMATION



From time to time, the Fund advertises its total return, yield, and tax-

equivalent yield for Class F Shares including Class A Shares, Class B Shares,

and Class C Shares as described under "Other Classes of Shares."



Total return represents the change, over a specific period of time, in the value of an investment in Shares after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.





The yield of Shares is calculated by dividing the net investment income per share (as defined by the SEC) earned by the Fund over a thirty-day period by the maximum offering price per share of Shares on the last day of the period.

This number is then annualized using semi-annual compounding. The tax-

equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-

equivalent yield do not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.





The performance information reflects the effect of the maximum sales charge and other similar non-recurring charges, such as the contingent deferred sales charge, which, if excluded, would increase the total return, yield, and tax-equivalent yield.





Total return, yield and tax-equivalent yield will be calculated separately for Class A Shares, Class B Shares, Class C Shares, and Class F Shares.





From time to time, advertisements for the Fund may refer to ratings, rankings,

and other information in certain financial publications and/or compare the

Fund's performance to certain indices.



OTHER CLASSES OF SHARES





The Fund also offers other classes of shares called Class A Shares, Class B

Shares, and Class C Shares which are all sold primarily to customers of financial institutions subject to certain differences.





Class A Shares are sold at net asset value subject to a front-end sales charge, and a shareholder services fee, and are distributed pursuant to a

Rule 12b-1 Plan. Investments in Class A Shares are subject to a minimum initial investment of $500.



Class B Shares are sold at net asset value subject to a contingent deferred sales charge, a shareholder services fee, and are distributed pursuant to a

Rule 12b-1 Plan. Investments in Class B Shares are subject to a minimum initial investment of $1,500.



Class C Shares are sold at net asset value subject to a contingent deferred sales charge, a shareholder services fee, and are distributed pursuant to a

Rule 12b-1 Plan. Investments in Class C Shares are subject to a minimum investment of $1,500.







Class A Shares, Class B Shares, Class C Shares, and Class F Shares are

subject to certain of the same expenses. Expense differences, however,

between Class A Shares, Class B Shares, Class C Shares, and Class F Shares

may affect the performance of each class.



To obtain more information and a combined prospectus for Class A Shares,

Class B Shares, and Class C Shares, investors may call 1-800-341-7400 or contact their financial institution.





APPENDIX



MUNICIPAL BOND RATING DEFINITIONS



STANDARD & POOR'S



AAA--Debt rated "AAA" has the highest rating assigned by Standard &

Poor's("S&P"). Capacity to pay interest and repay principal is extremely strong.



AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.







A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.







BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB"

rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB" rating.







B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.



CCC--Debt rated "CCC" has a currently identifiable vulnerability to default,

and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.



CC--The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.



C--The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.



D--Debt rated "D" is in payment default. The "D" rating category is used when debt service payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.



PLUS (+) OR MINUS (-)--The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.







MOODY'S INVESTORS SERVICE, INC.



Aaa--Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as

"gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.



A--Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.



Baa--Bonds which are rated "Baa" are considered as medium-grade obligations,

(i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba--Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.







B--Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.



Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



Ca--Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C--Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



1, 2, OR 3--The ratings from "Aa" to "Caa" may be modified by the addition of the numbers 1, 2, or 3, to show relative standing in each rating classification. The modifier 1 indicates that the issue ranks in the higher end of its rating category; the modifier 2 indicates a mid-range ranking ;

and the modifier 3 indicates that the issue ranks in the lower end of its rating category.



[GRAPHIC]



Federated Investors



Federated Municipal

Opportunities Fund, Inc.







Class F Shares



PROSPECTUS

NOVEMBER 30, 1998



A Diversified, Open-End,Management Investment Company







FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

CLASS F SHARES







Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000



DISTRIBUTOR



Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



INVESTMENT ADVISER



Federated Advisers

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



CUSTODIAN



State Street Bank and

Trust Company

P.O. Box 8600

Boston, MA 02266-8600



TRANSFER AGENT

AND DIVIDEND

DISBURSING AGENT



Federated Shareholder

Services Company

P.O. Box 8600

Boston, MA 02266-8600



INDEPENDENT AUDITORS



Deloitte & Touche LLP

2500 One PPG Place

Pittsburgh, PA 15222-5401



Federated Securities Corp., Distributor

1-800-341-7400

www.federatedinvestors.com



Cusip 313910101

G00570-02-F (11/98)



[GRAPHIC]









PART C.    OTHER INFORMATION.


Item 24.    FINANCIAL STATEMENTS AND EXHIBITS:


            (a)   Financial Statements: Incorporated by reference to the
           Annual Report of the Registrant,          dated August 31,
            1998 (File Nos.
                                         33-11410 and 811-4533);
            (b)   Exhibits:
                   (1) (i) Conformed copy of Articles of Incorporation of the Registrant; (1) (ii) Conformed copy of Amendment to Articles of Incorporation; (6)
                        (iii) Conformed copy of Amended and Restated Articles of Incorporation of Federated Municipal Opportunities Fund, Inc.; (10)
                         (iv)  Conformed copy of Federated Municipal
                                Opportunities Fund, Inc. Certificate of
                                   Correction; (10)
                   (2)    (i)  Copy of Amended and Restated By-Laws of the
                                Registrant; (10)
                         (ii) Copy of Amendment #6 to the By-Laws of the
                        Registrant; (13) (iii) Copy of Amendment #7 to the By-Laws of the Registrant; (13)
                         (iv) Copy of Amendment #8 to the By-Laws of the
                   Registrant; (13) (3) Not applicable; (4) (i) Copy of Specimen Certificate for Class A Shares; (10)
                         (ii) Copy of Specimen Certificate for Class B Shares;
                        (10) (iii) Copy of Specimen Certificate for Class C Shares; (10)
                         (iv) Copy of Specimen Certificate for Class F Shares;
                   (10) (5) Conformed copy of the Investment Advisory Contract of the Registrant; (4) (6) (i) Conformed copy of Distributor's Contract of the Registrant; (10)
                         (ii) Conformed copy of Exhibits A and C to the
                              Distributor's Contract; (10)

------------------------
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Amendment No. 1 filed January 21, 1987. (File Nos. 33-11410 and 811-4533)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed August 25, 1989. (File Nos. 33-11410 and 811-4533)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed October 24, 1990. (File Nos. 33-11410 and 811-4533)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed October 25, 1996. (File Nos. 33-11410 and 811-4533)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed October 1, 1998. (File Nos. 33-11410 and 811-4533)

                        (iii) Conformed copy of Exhibit D to the Distributor's
                              Contract; (13)
                         (iv) Conformed copy of Distributor's Contract for Class
                          B Shares of the Registrant, and Schedule A thereto;
                          (13) (v) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement;
                              Mutual Funds Service Agreement; and Plan
                              Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos.
                              33-38550 and 811-6269);
                   (7)  Not applicable;
                   (8)    (i) Conformed copy of Custodian Agreement of  the
                              Registrant; (8)
                         (ii) Conformed copy of Custodian Fee     Schedule; (12)
                   (9)    (i) Conformed copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services, Transfer
                              Agency Services, and Custody Services
                              Procurement;  (13)
                         (ii) Conformed copy of Amended and Restated Shareholder
                        Services Agreement; (12) (iii) Conformed copy of Principal Shareholder Servicer's Agreement; (13)
                         (iv) Conformed copy of Exhibit 1 to the Principal
                          Shareholder Servicer's Agreement and Schedule A thereto; (13) (v) Conformed copy of Shareholder Services Agreement for Class B Shares; (13)
                         (vi) Conformed copy of Exhibit 1 to the Shareholder
                              Services Agreement for Class B Shares, and
                              Schedule A thereto; (13)
                        (vii) The responses described in Item 24(b)(6)(v) are
                              hereby incorporated by reference;
                  (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (8)
                  (11)  Conformed copy of Consent of Independent Auditors; +
                  (12)  Not applicable;
                  (13)  Conformed copy of Initial Capital Understanding; (8)
                  (14)  Not applicable;
                  (15)    (i)  Conformed copy of Distribution Plan as
                               amended; (10)

------------------------
+     All exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed October 25, 1995. (File Nos. 33-11410 and 811-4533)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed October 25, 1996. (File Nos. 33-11410 and 811-4533)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 filed October 31, 1997. (File Nos. 33-11410 and 811-4533)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed October 1, 1998. (File Nos. 33-11410 and 811-4533)

(ii)Conformed copy of Exhibit 1 (Amendment to         the Distribution Plan)
and Schedule A
                               thereto; (13)
                      (iii)The responses described in Item
                               24(b)(6)(iii)are hereby incorporated by
                               reference;
                  (16)  Copy of Schedule for Computation of Yield Calculation;
                         (8)
                  (17)  Copy of Financial Data Schedules; +
                  (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996.(File Nos. 33-52149 and 811-07141); and
                  (19)  Conformed copy of Power of Attorney. +


Item 25.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

            None

Item 26.    NUMBER OF HOLDERS OF SECURITIES:


                                                Number of Record Holders
            TITLE OF CLASS                       AS OF NOVEMBER 5, 1998
            --------------                      -----------------------

            Shares of Capital Stock
            ($0.001 per Share par value)

            Class A Shares                                  2,465
            Class B Shares                                  1,241
            Class C Shares                                  106
            Class F Shares                                  7,546

Item 27.    INDEMNIFICATION: (1)



















------------------------
+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Amendment No. 1 filed January 21, 1987. (File Nos. 33-11410 and 811-4533)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 filed September 10, 1997. (File Nos. 33-11410 and 811-4533)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed October 1, 1998. (File Nos. 33-11410 and 811-4533)

Item 28.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:


(a) For a description of the other business of the investment adviser, see the section entitled "Fund Information -- Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Municipal Opportunities Fund, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.



         The remaining Officers of the investment adviser are:



         Executive Vice Presidents:          William D. Dawson, III

                                             Henry A. Frantzen

                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino

                                             Drew J. Collins

                                             Jonathan C. Conley

                                             Deborah A. Cunningham

                                             Mark E. Durbiano

                                             Sandra L. McInerney

                                             J. Alan Minteer

                                             Susan M. Nason

                                             Mary Jo Ochson

                                             Robert J. Ostrowski



         Vice Presidents:                    Todd A. Abraham

                                             J. Scott Albrecht

                                             Arthur J. Barry

                                             Randall S. Bauer

                                             David A. Briggs

                                             Micheal W. Casey

                                             Kenneth J. Cody

                                             Alexandre de Bethmann

                                             Michael P. Donnelly

                                             Linda A. Duessel

                                             Donald T. Ellenberger

                                             Kathleen M. Foody-Malus

                                             Thomas M. Franks

                                             Edward C. Gonzales

                                             James E. Grefenstette

                                             Susan R. Hill

                                             Stephen A. Keen

                                             Robert K. Kinsey

                                             Robert M. Kowit

                                             Jeff A. Kozemchak

                                             Richard J. Lazarchic

                                             Steven Lehman

                                             Marian R. Marinack

                                             Charles A. Ritter

                                             Keith J. Sabol

                                             Scott B. Schermerhorn

                                             Frank Semack

                                             Aash M. Shah

                                             Christopher Smith

                                             Tracy P. Stouffer

                                             Edward J. Tiedge

                                             Paige M. Wilhelm

                                             Jolanta M. Wysocka



         Assistant Vice Presidents:          Nancy J. Belz

                                             Robert E. Cauley

                                             Lee R. Cunningham, II

                                             B. Anthony Delserone, Jr.

                                             Paul S. Drotch

                                             Salvatore A. Esposito

                                             Donna M. Fabiano

                                             John T. Gentry

                                             William R. Jamison

                                             Constantine Kartsonsas

                                             John C. Kerber

                                             Grant K. McKay

                                             Natalie F. Metz

                                             Joseph M. Natoli

                                             John Sheehy

                                             Michael W. Sirianni

                                             Leonardo A. Vila

                                             Lori A. Wolff



         Secretary:                          Stephen A. Keen



         Treasurer:                          Thomas R. Donahue



         Assistant Secretaries:              Thomas R. Donahue

                                             Richard B. Fisher

                                             Christine I. McGonigle



         Assistant Treasurer:                Richard B. Fisher



         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.


ITEM 29.    PRINCIPAL UNDERWRITERS:


     (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:



Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; Riggs Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.



     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


 (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Richard B. Fisher             Director, Chairman, Chief        President and
Federated Investors Tower     Executive Officer, Chief            Director
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.


Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,               President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp.

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)         Not applicable.

Item 30.    LOCATION OF ACCOUNTS AND RECORDS:

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant....................   Federated Investors Tower
                                             Pittsburgh, PA  15222-3779

            Federated Shareholder
              Services Company............   Federated Investors Tower
            ("Transfer Agent and Dividend    Pittsburgh, PA  15222-3779
            Disbursing Agent")

            Federated Services............   Federated Investors Tower
              Company                        Pittsburgh, PA  15222-3779
            ("Administrator")

            Federated Advisers............   Federated Investors Tower
            ("Adviser")                      Pittsburgh, PA  15222-3779

            State Street Bank and Trust...   P.O. Box 8600
              Company                        Boston, MA  02266-8600
            ("Custodian")

Item 31.    MANAGEMENT SERVICES:  Not applicable.

Item 32.    UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of November, 1998.

                  FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

                        BY: /s/ Matthew S. Hardin
                        Matthew S. Hardin, Assistant Secretary
                        Attorney in Fact for John F. Donahue
                        November 25, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



    NAME                               TITLE                   DATE

By: /s/ Matthew S. Hardin         Attorney In Fact     November 25, 1998
      Matthew S. Hardin           For the Persons
    ASSISTANT SECRETARY           Listed Below

    NAME                               TITLE

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President and Director

John W. McGonigle*                Executive Vice President, Treasurer
                                  and Secretary

Thomas G. Bigley*                 Director

Nicholas P. Constantakis*         Director

John T. Conroy, Jr.*              Director

William J. Copeland*              Director

James E. Dowd, Esq.*              Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr., Esq.*    Director

Peter E. Madden*                  Director

John E. Murray, Jr., J.D.,S.J.D.* Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney